UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

This report on Form N-CSR relates solely to the Registrant's Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®

Government Income

Fund

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past one month.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

In August 2011, Fidelity® Government Income Fund began investing some of its assets in Fidelity Mortgage Backed Securities Central Fund. Central funds are Fidelity mutual funds used by this and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular market segment - in this case, agency mortgage-backed securities (MBS). Investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how the investment portfolio is managed. The fund's overall allocation to agency MBS is not expected to change as a result of its investment in the central fund. The new approach provides access to all of the investment ideas utilized in the MBS central fund, while allowing for operational efficiencies.

In connection with this change in investment structure, Government Income Fund's fiscal year end shifted from July 31 to August 31 to align it with that of the central fund.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Government Income Fund	3.75%	6.51%	5.43%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Government Income Fund: For the 12 months ending August 31, 2011, the fund's Retail Class shares returned 3.75%, while the Barclays Capital® 75% U.S. Government/25% U.S. MBS Blended Index rose 4.28%. For the one month ending August 31, 2011 - the period since I last reported to you - the fund's Retail Class shares gained 2.03%, while the Barclays Capital index rose 2.22%. The fund fell short of its index during the past year, mainly due to ineffective yield-curve positioning - underexposure to strong-performing intermediate-maturity bonds - and an out-of-index stake in reverse mortgages, which lagged. That said, emphasizing sectors with a yield advantage over conventional Treasuries generally bolstered performance. Specifically, out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS), which fared exceptionally well, and favorable positioning within the mortgage sector provided a lift. The fund was aided by both an overweighting and good security selection within mortgages, including an emphasis on prepayment-resistant securities during much of the period's first half. We also modestly benefited from owning collateralized mortgage obligation (CMO) floaters.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from July 31 to August 31, effective August 31, 2011. Expenses are based on the past six months of activity for the period ended August 31, 2011.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.77%
Actual		$ 1,000.00	$ 1,056.60	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 1,056.70	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.48%
Actual		$ 1,000.00	$ 1,052.80	$ 7.66
Hypothetical A		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.50%
Actual		$ 1,000.00	$ 1,052.70	$ 7.76
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Government Income	.45%
Actual		$ 1,000.00	$ 1,058.40	$ 2.33
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,057.90	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.
The information in the following tables as of August 31, 2011 is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 1 month ago
Zero coupon bonds	0.7	1.9
0.01 - 0.99%	16.7	14.8
1 - 1.99%	19.2	14.2
2 - 2.99%	5.6	9.8
3 - 3.99%	5.5	6.9
4 - 4.99%	32.6	19.8
5 - 5.99%	19.7	14.8
6 - 6.99%	4.2	4.3
7% and over	0.8	0.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
1 month ago
Years	5.7	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
1 month ago
Years	4.6	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of July 31, 2011 **
	Mortgage Securities 45.5%		Mortgage Securities 29.6%
	CMOs and Other Mortgage Related Securities 8.1%		CMOs and Other Mortgage Related Securities 10.2%
	U.S. Treasury Obligations 50.1%		U.S. Treasury Obligations 47.2%
	U.S. Government Agency Obligations† 12.7%		U.S. Government Agency Obligations† 13.0%
	Foreign Government & Government Agency Obligations 1.5%		Foreign Government & Government Agency Obligations 1.5%
	Short-Term Investments and Net Other Assets*** (17.9)%		Short-Term Investments and Net Other Assets*** (1.5)%
* Futures and Swaps	1.9%	** Futures and Swaps	2.9%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.4%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,754
0.5% 8/9/13	48,720	48,842
0.75% 12/18/13	7,805	7,855
1.125% 6/27/14	16,915	17,223
4.75% 11/19/12	2,000	2,108
Federal Home Loan Bank:
0.5% 8/28/13	44,000	44,114
0.875% 8/22/12	8,580	8,631
Freddie Mac 1% 8/27/14	15,111	15,317
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,302	2,456
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,893
5.66% 9/15/11 (a)	18,000	18,036
5.685% 5/15/12	24,035	24,954
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,859	4,159
Series 2002-20K Class 1, 5.08% 11/1/22	8,140	8,832
Series 2003-P10B, Class 1 5.136% 8/10/13	2,114	2,229
Series 2004-20H Class 1, 5.17% 8/1/24	2,248	2,457
Tennessee Valley Authority:
3.875% 2/15/21	33,790	37,239
5.25% 9/15/39	12,000	14,191
5.375% 4/1/56	8,429	10,306
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		344,596
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 0.625% 7/15/21	63,097	65,983
U.S. Treasury Obligations - 48.8%
U.S. Treasury Bonds:
3.75% 8/15/41	16,900	17,312
4.375% 2/15/38	14,154	16,202
4.375% 5/15/41	181,587	207,292
5% 5/15/37 (e)	60,700	76,378
5.25% 2/15/29	13,733	17,707
6.125% 11/15/27	67,365	94,595
6.125% 8/15/29	2,877	4,076
8% 11/15/21	14,605	22,309
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
9.875% 11/15/15	$ 10,285	$ 14,212
U.S. Treasury Notes:
0.375% 6/30/13	206,433	207,110
0.375% 7/31/13	11,710	11,749
0.5% 5/31/13	51,764	52,039
0.5% 8/15/14	79,265	79,674
0.625% 7/15/14	297,614	300,273
0.75% 6/15/14	53,227	53,896
1% 4/30/12	602	606
1% 8/31/16	96,574	96,732
1.25% 8/31/15	500	513
1.25% 10/31/15	29,580	30,257
1.375% 11/15/12	79,743	80,902
1.5% 7/31/16	256,658	263,616
1.5% 8/31/18	299,203	297,800
1.75% 7/31/15	28,800	30,078
1.875% 8/31/17	47,000	48,553
1.875% 9/30/17	87,400	90,193
2.125% 11/30/14	61,500	64,897
2.125% 5/31/15	18,669	19,760
2.125% 8/15/21	22,700	22,477
2.375% 8/31/14	20,000	21,209
2.375% 9/30/14	13,017	13,816
2.375% 10/31/14	77,497	82,335
2.5% 6/30/17	10,000	10,706
2.625% 7/31/14 (f)	16,179	17,256
2.75% 11/30/16	18,530	20,134
3.125% 1/31/17	60,773	67,230
3.125% 5/15/21	32,410	35,053
3.625% 8/15/19	33,225	37,822
4% 2/15/15	12,619	14,142
4.25% 11/15/17	27,475	32,302
4.5% 5/15/17	24,685	29,221
4.75% 8/15/17	12,983	15,602
TOTAL U.S. TREASURY OBLIGATIONS		2,618,036
Other Government Related - 6.3%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	6,060	6,133
3.125% 6/15/12 (FDIC Guaranteed) (b)	3,719	3,801
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (b)	$ 87,150	$ 88,072
1.875% 6/4/12 (FDIC Guaranteed) (b)	33,000	33,381
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	40,500	41,221
1.875% 11/15/12 (FDIC Guaranteed) (b)	18,920	19,273
2% 3/30/12 (FDIC Guaranteed) (b)	16,000	16,150
2.125% 7/12/12 (FDIC Guaranteed) (b)	8,784	8,916
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (b)	11,000	11,207
2.625% 12/28/12 (FDIC Guaranteed) (b)	16,154	16,648
3% 12/9/11 (FDIC Guaranteed) (b)	4,720	4,754
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	51,106	51,964
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	3,714	3,799
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	9,200	9,336
3.125% 12/1/11 (FDIC Guaranteed) (b)	790	796
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5556% 12/7/20 (NCUA Guaranteed) (g)	11,737	11,747
Series 2011-R4 Class 1A, 0.5808% 3/6/20 (NCUA Guaranteed) (g)	12,112	12,102
TOTAL OTHER GOVERNMENT RELATED		339,300
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,254,207)		3,367,915
U.S. Government Agency - Mortgage Securities - 17.1%

Fannie Mae - 14.7%
1.918% 2/1/33 (g)	309	318
1.946% 7/1/35 (g)	139	144
1.975% 10/1/33 (g)	300	309
1.987% 3/1/35 (g)	265	274
2.032% 12/1/34 (g)	333	343
2.051% 10/1/33 (g)	148	154
2.175% 3/1/35 (g)	58	61
2.297% 11/1/33 (g)	827	854
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.301% 7/1/34 (g)	$ 173	$ 180
2.303% 6/1/36 (g)	229	237
2.457% 3/1/35 (g)	179	189
2.504% 11/1/36 (g)	207	218
2.509% 2/1/36 (g)	695	731
2.528% 7/1/35 (g)	569	597
2.55% 10/1/33 (g)	251	264
2.603% 5/1/36 (g)	463	484
3.467% 3/1/40 (g)	10,915	11,471
3.5% 9/1/41 (c)(d)	1,000	1,007
3.692% 5/1/40 (g)	6,049	6,365
3.788% 6/1/40 (g)	6,182	6,500
4% 9/1/13	896	946
4% 9/1/41 (c)(d)	1,000	1,036
4% 9/1/41 (c)(d)	94,000	97,420
4% 9/1/41 (c)(d)	50,000	51,819
4% 9/1/41 (c)(d)	90,000	93,274
4% 9/1/41 (c)(d)	107,000	110,893
4% 9/1/41 (c)(d)	9,000	9,327
4% 9/1/41 (c)(d)	53,000	54,928
4.5% 9/1/26 (c)(d)	1,000	1,066
4.5% 7/1/41	15,030	15,957
4.5% 9/1/41 (c)(d)	24,000	25,372
4.5% 9/1/41 (c)(d)	60,000	63,431
4.5% 9/1/41 (c)(d)	16,300	17,232
4.5% 9/1/41 (c)(d)	44,000	46,516
4.5% 9/1/41 (c)(d)	24,000	25,372
5% 2/1/16 to 4/1/41	4,256	4,589
5% 9/1/41 (c)(d)	23,000	24,771
5% 9/1/41 (c)(d)	7,500	8,078
5% 9/1/41 (c)(d)	3,800	4,093
5% 10/1/41 (c)(d)	11,700	12,570
5.5% 9/1/41 (c)(d)	76,000	83,068
5.746% 3/1/36 (g)	2,208	2,332
5.963% 3/1/37 (g)	476	516
6% 9/1/41 (c)(d)	1,300	1,439
6.5% 2/1/17 to 5/1/27	1,652	1,837
7% 7/1/13	2	2
9% 5/1/14	132	137
9.5% 10/1/20	45	53
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.25% 5/1/14	$ 2	$ 2
11.5% 6/15/19 to 1/15/21	265	286
		789,062
Freddie Mac - 0.6%
1.91% 3/1/35 (g)	1,058	1,087
2.046% 5/1/37 (g)	627	654
2.593% 6/1/35 (g)	769	815
2.654% 2/1/36 (g)	116	122
2.795% 7/1/36 (g)	825	867
2.798% 7/1/35 (g)	1,861	1,975
2.942% 3/1/33 (g)	57	60
3.261% 10/1/35 (g)	345	368
4% 9/1/41 (c)(d)	5,000	5,178
4.5% 9/1/41 (c)(d)	2,000	2,110
4.5% 9/1/41 (c)(d)	4,100	4,326
5% 9/1/41 (c)(d)	1,000	1,075
5.138% 4/1/35 (g)	290	309
5.5% 12/1/27 to 7/1/29	494	542
5.5% 9/1/41 (c)(d)	9,500	10,362
5.5% 9/1/41 (c)(d)	2,000	2,181
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	102	116
9.75% 8/1/14	81	88
11% 5/1/14	24	26
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/15	3	3
13% 6/1/14 to 10/1/14	0*	1
		32,266
Ginnie Mae - 1.8%
4% 9/1/41 (c)(d)	9,000	9,524
4% 9/1/41 (c)(d)	7,900	8,367
4.5% 9/1/41 (c)(d)	4,975	5,382
5% 9/1/41 (c)(d)	7,000	7,712
5% 9/1/41 (c)(d)	7,000	7,712
5.492% 4/20/60 (k)	23,184	25,833
5.493% 11/20/59 (k)	28,001	30,888
		95,418
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $911,069)		916,746
Collateralized Mortgage Obligations - 5.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 5.7%
Fannie Mae:
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	$ 952	$ 990
Series 2006-45 Class OP, 6/25/36 (j)	3,704	3,399
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,581
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	14,046
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	17,289
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,655
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,987
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,257
Series 2010-109 Class IM, 5.5% 9/25/40 (i)	21,868	4,180
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	13,648	1,380
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1984% 8/25/31 (g)	343	348
Series 2002-49 Class FB, 0.8102% 11/18/31 (g)	436	437
Series 2002-60 Class FV, 1.2184% 4/25/32 (g)	184	187
Series 2002-75 Class FA, 1.2184% 11/25/32 (g)	377	383
planned amortization class Series 2003-113 Class PE, 4% 11/25/18	7,545	8,167
sequential payer:
Series 2005-117, Class JN, 4.5% 1/25/36	645	696
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,595
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,895
Series 2008-27 Class KB, 4.5% 4/25/23	4,420	4,936
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	3,567	352
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	6,681	632
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	12,235	2,169
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	183	190
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8072% 2/15/32 (g)	249	250
Series 2630 Class FL, 0.7072% 6/15/18 (g)	427	431
Series 3008 Class SM, 0% 7/15/35 (g)	123	117
planned amortization class:
Series 1141 Class G, 9% 9/15/21	188	214
Series 2356 Class GD, 6% 9/15/16	192	207
Series 2376 Class JE, 5.5% 11/15/16	1,332	1,431
Series 2381 Class OG, 5.5% 11/15/16	884	946
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2628 Class OE, 4.5% 6/15/18	$ 6,815	$ 7,356
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,918
Series 2672 Class MG, 5% 9/15/23	7,120	8,188
Series 2682 Class LD, 4.5% 10/15/33	777	848
Series 2810 Class PD, 6% 6/15/33	651	684
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	290	295
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,529
Series 2645, Class BY, 4.5% 7/15/18	4,800	5,364
Series 2729 Class GB, 5% 1/15/19	6,028	6,483
Series 2773 Class HC, 4.5% 4/15/19	704	783
Series 2930 Class KT, 4.5% 2/15/20	6,728	7,466
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,315
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,406
Series 3277 Class B, 4% 2/15/22	5,900	6,501
Series 3578, Class B, 4.5% 9/15/24	7,927	8,771
Series 2863 Class DB, 4% 9/15/14	415	417
target amortization class Series 2877 Class JC, 5% 10/15/34	103	103
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization Series 2011-61 Class OP, 5/20/40 (j)	11,050	9,507
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,020
Series 2010-42 Class OP, 4/20/40 (j)	25,018	21,110
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,187	23,387
Class ZC, 5.5% 7/16/34	23,015	26,477
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $290,798)		308,275
Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 59,862	$ 74,295
6.8% 2/15/12	4,203	4,271
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,281)		78,566
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $1,276,480)	12,342,348	1,334,455
Cash Equivalents - 5.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $286,231)	$ 286,232	286,231
TOTAL INVESTMENT PORTFOLIO - 117.3% (Cost $6,084,066)		6,292,188
NET OTHER ASSETS (LIABILITIES) - (17.3)%		(926,053)
NET ASSETS - 100%		5,366,135
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
786 CBOT 2 Year U.S. Treasury Notes Contracts	Jan. 2012	$ 173,313	$ 13

The face value of futures purchased as a percentage of net assets is 3.2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (4,600)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,036,000 or 0.3% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $315,451,000 or 5.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $522,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,277,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$286,231,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 68,165
HSBC Securities (USA), Inc.	102,067
ING Financial Markets LLC	1,173
Mizuho Securities USA, Inc.	114,826
$ 286,231
Affiliated Central Funds
Information regarding income earned by the Fund from investments in Fidelity Central Funds is as follows:
	One month ended August 31, 2011	Year ended July 31, 2011
Fund	Income earned (Amounts in thousands)	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 314	$ -
Additional information regarding the Fund's purchases and sales, including the ownership percentage, of the non Money Market Central Funds for the one month ended August 31, 2011 is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases*	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 1,276,480	$ -	$ 1,334,455	10.4%
* Includes the value of shares received through in-kind transactions. See Note 2 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,367,915	$ -	$ 3,367,915	$ -
U.S. Government Agency - Mortgage Securities	916,746	-	916,746	-
Collateralized Mortgage Obligations	308,275	-	308,275	-
Foreign Government and Government Agency Obligations	78,566	-	78,566	-
Fixed-Income Funds	1,334,455	1,334,455	-	-
Cash Equivalents	286,231	-	286,231	-
Total Investments in Securities:	$ 6,292,188	$ 1,334,455	$ 4,957,733	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13	$ 13	$ -	$ -
Liabilities
Swap Agreements	$ (4,600)	$ -	$ (4,600)	$ -
Total Derivative Instruments:	$ (4,587)	$ 13	$ (4,600)	$ -
Other Financial Instruments:
Forward Commitments	$ 2,141	$ -	$ 2,141	$ -

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 13	$ -
Swap Agreements (b)	-	(4,600)
Total Value of Derivatives	$ 13	$ (4,600)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $286,231) - See accompanying schedule: Unaffiliated issuers (cost $4,807,586)	$ 4,957,733
Fidelity Central Funds (cost $1,276,480)	1,334,455
Total Investments (cost $6,084,066)		$ 6,292,188
Commitment to sell securities on a delayed delivery basis	(796,643)
Receivable for securities sold on a delayed delivery basis	798,784	2,141
Receivable for investments sold, regular delivery		84,294
Receivable for fund shares sold		3,869
Interest receivable		17,623
Other receivables		32
Total assets		6,400,147

Liabilities
Payable to custodian bank	$ 440
Payable for investments purchased Regular delivery	129,328
Delayed delivery	890,177
Payable for fund shares redeemed	6,773
Distributions payable	376
Swap agreements at value	4,600
Accrued management fee	1,400
Distribution and service plan fees payable	227
Other affiliated payables	660
Other payables and accrued expenses	31
Total liabilities		1,034,012

Net Assets		$ 5,366,135
Net Assets consist of:
Paid in capital		$ 5,059,908
Undistributed net investment income		1,258
Accumulated undistributed net realized gain (loss) on investments		99,293
Net unrealized appreciation (depreciation) on investments		205,676
Net Assets		$ 5,366,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($345,240 ÷ 31,676 shares)	$ 10.90

Maximum offering price per share (100/96.00 of $10.90)	$ 11.35
Class T: Net Asset Value and redemption price per share ($285,901 ÷ 26,235 shares)	$ 10.90

Maximum offering price per share (100/96.00 of $10.90)	$ 11.35
Class B: Net Asset Value and offering price per share ($26,129 ÷ 2,398 shares)A	$ 10.90
Class C: Net Asset Value and offering price per share ($94,586 ÷ 8,680 shares)A	$ 10.90

Government Income: Net Asset Value, offering price and redemption price per share ($4,270,145 ÷ 392,352 shares)	$ 10.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($344,134 ÷ 31,577 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	One month ended August 31, 2011	Year ended July 31, 2011

Investment Income
Interest	$ 10,364	$ 147,814
Income from Fidelity Central Funds	314	-
Total income	10,678	147,814

Expenses
Management fee	$ 1,399	$ 17,609
Transfer agent fees	502	6,349
Distribution and service plan fees	227	3,032
Fund wide operations fee	154	1,905
Independent trustees' compensation	-	21
Miscellaneous	-	19
Total expenses	2,282	28,935

Net investment income (loss)	8,396	118,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,760	130,436
Futures contracts	1,411	619
Swap agreements	34	(6,318)

Total net realized gain (loss)	35,205	124,737
Change in net unrealized appreciation (depreciation) on: Investment securities	64,613	(89,643)
Futures contracts	(868)	881
Swap agreements	(2,237)	3,215
Delayed delivery commitments	2,573	3,445
Total change in net unrealized appreciation (depreciation)	64,081	(82,102)
Net gain (loss)	99,286	42,635
Net increase (decrease) in net assets resulting from operations	$ 107,682	$ 161,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	One month ended August 31, 2011	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,396	$ 118,879	$ 145,918
Net realized gain (loss)	35,205	124,737	139,116
Change in net unrealized appreciation (depreciation)	64,081	(82,102)	85,404
Net increase (decrease) in net assets resulting from operations	107,682	161,514	370,438
Distributions to shareholders from net investment income	(8,141)	(114,897)	(140,387)
Distributions to shareholders from net realized gain	-	(140,821)	(196,760)
Total distributions	(8,141)	(255,718)	(337,147)
Share transactions - net increase (decrease)	41,240	(695,616)	203,871
Total increase (decrease) in net assets	140,781	(789,820)	237,162

Net Assets
Beginning of period	5,225,354	6,015,174	5,778,012
End of period (including undistributed net investment income of $1,258, undistributed net investment income of $917 and undistributed net investment income of $2,694, respectively)	$ 5,366,135	$ 5,225,354	$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.015	.199	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.199	.108	.424	.466	.387	.033
Total from investment operations	.214	.307	.666	.822	.789	.344
Distributions from net investment income	(.014)	(.191)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.014)	(.447)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	2.00%	2.94%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net Assets F,I
Expenses before reductions	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of all reductions	.76% A	.77%	.77%	.77%	.80%	.77% A
Net investment income (loss)	1.61% A	1.88%	2.28%	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 345	$ 329	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate G	466%A,K	430%	355%	380% J	269%	164% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.015	.201	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.209	.098	.425	.466	.387	.036
Total from investment operations	.224	.299	.668	.823	.791	.342
Distributions from net investment income	(.014)	(.193)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.014)	(.449)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	2.10%	2.86%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net Assets F,I
Expenses before reductions	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of all reductions	.75% A	.76%	.76%	.76%	.78%	.79% A
Net investment income (loss)	1.62% A	1.89%	2.29%	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 286	$ 272	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate G	466% A,K	430%	355%	380% J	269%	164% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.008	.122	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.210	.098	.425	.467	.387	.037
Total from investment operations	.218	.220	.589	.745	.716	.288
Distributions from net investment income	(.008)	(.114)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.008)	(.370)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	2.04%	2.10%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income (loss)	.90% A	1.15%	1.55%	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 25	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate G	466% A,K	430%	355%	380% J	269%	164% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.008	.121	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.210	.098	.425	.468	.387	.033
Total from investment operations	.218	.219	.588	.743	.713	.282
Distributions from net investment income	(.008)	(.113)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.008)	(.369)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.04%	2.09%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.50%A	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.50%A	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of all reductions	1.50%A	1.51%	1.51%	1.51%	1.53%	1.55%A
Net investment income (loss)	.88%A	1.14%	1.54%	2.58%	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 95	$ 89	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rateG	466%A,K	430%	355%	380%J	269%	164%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Income from Investment Operations
Net investment income (loss)D	.018	.233	.275	.390	.438	.443
Net realized and unrealized gain (loss)	.199	.108	.415	.476	.378	.068
Total from investment operations	.217	.341	.690	.866	.816	.511
Distributions from net investment income	(.017)	(.225)	(.265)	(.386)	(.436)	(.456)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	(.005)
Total distributions	(.017)	(.481)	(.630)	(.486)	(.436)	(.461)
Net asset value, end of period	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Total ReturnB,C	2.03%	3.27%	6.69%	8.49%	8.25%	5.22%
Ratios to Average Net AssetsE,G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.91%A	2.20%	2.60%	3.65%	4.23%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154	$ 6,118
Portfolio turnover rateF	466%A,I	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)D	.017	.225	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.210	.099	.425	.466	.388	.034
Total from investment operations	.227	.324	.692	.851	.820	.363
Distributions from net investment income	(.017)	(.218)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.017)	(.474)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C	2.12%	3.10%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net AssetsE,H
Expenses before reductions	.52%A	.52%	.53%	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.51%	.51%	.53%A
Expenses net of all reductions	.52%A	.52%	.53%	.51%	.51%	.53%A
Net investment income (loss)	1.84%A	2.13%	2.52%	3.59%	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 344	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rateF	466%A,J	430%	355%	380%I	269%	164%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In May 2011, the Board of Trustees approved a change in the fiscal year-end of the Fund from July 31 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the one month period ended August 31, 2011 and the one year periods ended July 31, 2011 and July 31, 2010, if applicable.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade mortgage- related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

Exchange In-Kind. During the period, the Fund exchanged securities, including accrued interest, valued at $1,278,207 (which included $57,220 of unrealized appreciation) for 11,830 shares of Fidelity Mortgage Backed Securities Central Fund, an affiliated entity. The exchange was generally tax free for the Fund.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 215,206
Gross unrealized depreciation	(4,208)
Net unrealized appreciation (depreciation) on securities and other investments	$ 210,998

Tax Cost	$ 6,081,190

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 30,764
Undistributed long-term capital gain	$ 66,550
Net unrealized appreciation (depreciation)	$ 208,538

The tax character of distributions paid was as follows:

	One month ended August 31, 2011	July 31, 2011	July 31, 2010
Ordinary Income	$ 8,141	$ 199,845	$ 175,643
Long-term Capital Gains	-	55,873	161,504
Total	$ 8,141	$ 255,718	$ 337,147

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the periods ended August 31, 2011 and July 31, 2011, respectively.

	One month ended August 31, 2011		July 31, 2011
Risk Exposure / Derivative Type	Net Realized Gain (Loss) (a)	Change in Net Unrealized Appreciation (Depreciation) (a)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,411	$ (868)	$ 619	$ 881
Swap Agreements	34	(2,237)	(6,318)	3,215
Totals (a)	$ 1,445	$ (3,105)	$ (5,699)	$ 4,096

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $55,493 and $4,065, respectively, for the one month ended August 31, 2011.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2011 and July 31, 2011, the management fee was equivalent to an annualized rate of .31% and an annual rate of .32%, respectively, of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2011 and July 31, 2011, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

			One month ended August 31, 2011		July 31, 2011
	Distribution Fee	Service Fee	Total Fees	Retained by FDC	Total Fees	Retained by FDC
Class A	-%	.25%	$ 71	$ -	$ 962	$ 24
Class T	-%	.25%	59	-	758	2
Class B	.65%	.25%	19	14	278	201
Class C	.75%	.25%	78	8	1,034	184
			$ 227	$ 22	$ 3,032	$ 411

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the one month period ended August 31, 2011, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class B*	6
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2011 and July 31, 2011, the transfer agent fees for each class were as follows:

	One month ended August 31, 2011		July 31, 2011
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 47.16		$ 662.17
Class T	35.15		470.15
Class B	5.24		76.25
Class C	12.15		165.16
Government Income	354.10		4,453.10
Institutional Class	49.17		523.17
	$ 502		$ 6,349

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the periods ended August 31, 2011 and July 31, 2011, the FWOE fee was equivalent to an annualized rate of .04% and an annual rate of .03%, respectively, of the Fund's average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which for the periods ended August 31, 2011 and July 31, 2011, amounted to $- and $19, respectively, and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the periods ended August 31, 2011 and July 31, 2011, amounted to $9 and $164, respectively.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	One month ended August 31,	Years ended July 31,
	2011	2011	2010
From net investment income
Class A	$ 449	$ 6,937	$ 9,342
Class T	375	5,513	6,865
Class B	18	332	606
Class C	65	1,100	1,669
Government Income	6,712	94,692	116,185
Institutional Class	522	6,323	5,720
Total	$ 8,141	$ 114,897	$ 140,387
From net realized gain
Class A	$ -	$ 10,104	$ 14,726
Class T	-	7,830	10,744
Class B	-	853	1,543
Class C	-	2,724	4,162
Government Income	-	112,442	158,363
Institutional Class	-	6,868	7,222
Total	$ -	$ 140,821	$ 196,760

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	One month ended August 31,	Years ended July 31,
	2011	2011	2010
Class A
Shares sold	2,036	10,505	17,922
Reinvestment of distributions	38	1,423	1,943
Shares redeemed	(1,114)	(20,985)	(20,615)
Net increase (decrease)	960	(9,057)	(750)
Class T
Shares sold	1,638	9,053	13,716
Reinvestment of distributions	34	1,221	1,616
Shares redeemed	(844)	(15,795)	(14,473)
Net increase (decrease)	828	(5,521)	859
Class B
Shares sold	131	275	1,036
Reinvestment of distributions	1	93	165
Shares redeemed	(63)	(1,536)	(2,202)
Net increase (decrease)	69	(1,168)	(1,001)
Class C
Shares sold	627	2,426	3,916
Reinvestment of distributions	4	261	390
Shares redeemed	(235)	(5,248)	(5,610)
Net increase (decrease)	396	(2,561)	(1,304)
Government Income
Shares sold	15,991	105,621	155,285
Reinvestment of distributions	590	18,687	24,826
Shares redeemed	(14,407)	(178,425)	(166,873)
Net increase (decrease)	2,174	(54,117)	13,238
Institutional Class
Shares sold	1,083	12,979	13,487
Reinvestment of distributions	45	1,192	1,193
Shares redeemed	(1,758)	(8,205)	(7,047)
Net increase (decrease)	(630)	5,966	7,633

Annual Report

11. Share Transactions - continued

	Dollars
	One month ended August 31,	Years ended July 31,
	2011	2011	2010
Class A
Shares sold	$ 22,105	$ 111,665	$ 190,342
Reinvestment of distributions	412	15,111	20,562
Shares redeemed	(12,108)	(221,593)	(218,378)
Net increase (decrease)	$ 10,409	$ (94,817)	$ (7,474)
Class T
Shares sold	$ 17,802	$ 96,270	$ 145,586
Reinvestment of distributions	366	12,970	17,109
Shares redeemed	(9,169)	(166,943)	(153,287)
Net increase (decrease)	$ 8,999	$ (57,703)	$ 9,408
Class B
Shares sold	$ 1,417	$ 2,957	$ 11,019
Reinvestment of distributions	14	985	1,747
Shares redeemed	(683)	(16,266)	(23,321)
Net increase (decrease)	$ 748	$ (12,324)	$ (10,555)
Class C
Shares sold	$ 6,815	$ 25,890	$ 41,596
Reinvestment of distributions	46	2,774	4,131
Shares redeemed	(2,561)	(55,376)	(59,334)
Net increase (decrease)	$ 4,300	$ (26,712)	$ (13,607)
Government Income
Shares sold	$ 173,420	$ 1,120,288	$ 1,646,227
Reinvestment of distributions	6,422	198,243	262,396
Shares redeemed	(156,265)	(1,885,694)	(1,763,484)
Net increase (decrease)	$ 23,577	$ (567,163)	$ 145,139
Institutional Class
Shares sold	$ 11,762	$ 137,402	$ 143,092
Reinvestment of distributions	491	12,645	12,621
Shares redeemed	(19,046)	(86,944)	(74,753)
Net increase (decrease)	$ (6,793)	$ 63,103	$ 80,960

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay on September 12, 2011, to shareholders of record at the opening of business on September 9, 2011, a distribution of $0.136 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August, 2011, $7,858,858, or, if subsequently determined to be different, the net capital gain of such year.

A total of 39.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,140,725 of distributions paid during the period August 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST) 1-800-544-5555

Automated line for quickest service

GOV-ANN-1011
1.537760.115

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past one month.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

In August 2011, Fidelity Advisor® Government Income Fund began investing some of its assets in Fidelity Mortgage Backed Securities Central Fund. Central funds are Fidelity mutual funds used by this and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular market segment - in this case, agency mortgage-backed securities (MBS). Investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how the investment portfolio is managed. The fund's overall allocation to agency MBS is not expected to change as a result of its investment in the central fund. The new approach provides access to all of the investment ideas utilized in the MBS central fund, while allowing for operational efficiencies.

In connection with this change in investment structure, Advisor Government Income Fund's fiscal year end shifted from July 31 to August 31 to align it with that of the central fund.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-0.63%	5.34%	4.85%
Class T (incl. 4.00% sales charge) B	-0.61%	5.35%	4.86%
Class B (incl. contingent deferred sales charge) C	-2.20%	5.14%	4.92%
Class C (incl. contingent deferred sales charge) D	1.76%	5.44%	4.90%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006 are those of Fidelity® Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class A on August 31, 2001, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Government Bond Index performed over the same period. The initial offering of Class A took place on October 24, 2006. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor® Government Income Fund: For the 12 months ending August 31, 2011, the fund's Class A, Class T, Class B and Class C shares returned 3.51%, 3.53%, 2.76% and 2.75%, respectively (excluding sales charges), while the Barclays Capital® 75% U.S. Government/25% U.S. MBS Blended Index rose 4.28%. For the one month ending August 31, 2011 - the period since I last reported to you - the fund's Class A, Class T, Class B and Class C shares gained 2.00%, 2.10%, 2.04% and 2.04%, respectively (excluding sales charges), while the Barclays Capital index rose 2.22%. The fund fell short of its index during the past year, mainly due to ineffective yield-curve positioning - underexposure to strong-performing intermediate-maturity bonds - and an out-of-index stake in reverse mortgages, which lagged. That said, emphasizing sectors with a yield advantage over conventional Treasuries generally bolstered performance. Specifically, out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS), which fared exceptionally well, and favorable positioning within the mortgage sector provided a lift. The fund was aided by both an overweighting and good security selection within mortgages, including an emphasis on prepayment-resistant securities during much of the period's first half. We also modestly benefited from owning collateralized mortgage obligation (CMO) floaters.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from July 31 to August 31, effective August 31, 2011. Expenses are based on the past six months of activity for the period ended August 31, 2011.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.77%
Actual		$ 1,000.00	$ 1,056.60	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 1,056.70	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.48%
Actual		$ 1,000.00	$ 1,052.80	$ 7.66
Hypothetical A		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.50%
Actual		$ 1,000.00	$ 1,052.70	$ 7.76
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Government Income	.45%
Actual		$ 1,000.00	$ 1,058.40	$ 2.33
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,057.90	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.
The information in the following tables as of August 31, 2011 is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 1 month ago
Zero coupon bonds	0.7	1.9
0.01 - 0.99%	16.7	14.8
1 - 1.99%	19.2	14.2
2 - 2.99%	5.6	9.8
3 - 3.99%	5.5	6.9
4 - 4.99%	32.6	19.8
5 - 5.99%	19.7	14.8
6 - 6.99%	4.2	4.3
7% and over	0.8	0.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
1 month ago
Years	5.7	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
1 month ago
Years	4.6	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of July 31, 2011 **
	Mortgage Securities 45.5%		Mortgage Securities 29.6%
	CMOs and Other Mortgage Related Securities 8.1%		CMOs and Other Mortgage Related Securities 10.2%
	U.S. Treasury Obligations 50.1%		U.S. Treasury Obligations 47.2%
	U.S. Government Agency Obligations† 12.7%		U.S. Government Agency Obligations† 13.0%
	Foreign Government & Government Agency Obligations 1.5%		Foreign Government & Government Agency Obligations 1.5%
	Short-Term Investments and Net Other Assets*** (17.9)%		Short-Term Investments and Net Other Assets*** (1.5)%
* Futures and Swaps	1.9%	** Futures and Swaps	2.9%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.4%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,754
0.5% 8/9/13	48,720	48,842
0.75% 12/18/13	7,805	7,855
1.125% 6/27/14	16,915	17,223
4.75% 11/19/12	2,000	2,108
Federal Home Loan Bank:
0.5% 8/28/13	44,000	44,114
0.875% 8/22/12	8,580	8,631
Freddie Mac 1% 8/27/14	15,111	15,317
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,302	2,456
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,893
5.66% 9/15/11 (a)	18,000	18,036
5.685% 5/15/12	24,035	24,954
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,859	4,159
Series 2002-20K Class 1, 5.08% 11/1/22	8,140	8,832
Series 2003-P10B, Class 1 5.136% 8/10/13	2,114	2,229
Series 2004-20H Class 1, 5.17% 8/1/24	2,248	2,457
Tennessee Valley Authority:
3.875% 2/15/21	33,790	37,239
5.25% 9/15/39	12,000	14,191
5.375% 4/1/56	8,429	10,306
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		344,596
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 0.625% 7/15/21	63,097	65,983
U.S. Treasury Obligations - 48.8%
U.S. Treasury Bonds:
3.75% 8/15/41	16,900	17,312
4.375% 2/15/38	14,154	16,202
4.375% 5/15/41	181,587	207,292
5% 5/15/37 (e)	60,700	76,378
5.25% 2/15/29	13,733	17,707
6.125% 11/15/27	67,365	94,595
6.125% 8/15/29	2,877	4,076
8% 11/15/21	14,605	22,309
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
9.875% 11/15/15	$ 10,285	$ 14,212
U.S. Treasury Notes:
0.375% 6/30/13	206,433	207,110
0.375% 7/31/13	11,710	11,749
0.5% 5/31/13	51,764	52,039
0.5% 8/15/14	79,265	79,674
0.625% 7/15/14	297,614	300,273
0.75% 6/15/14	53,227	53,896
1% 4/30/12	602	606
1% 8/31/16	96,574	96,732
1.25% 8/31/15	500	513
1.25% 10/31/15	29,580	30,257
1.375% 11/15/12	79,743	80,902
1.5% 7/31/16	256,658	263,616
1.5% 8/31/18	299,203	297,800
1.75% 7/31/15	28,800	30,078
1.875% 8/31/17	47,000	48,553
1.875% 9/30/17	87,400	90,193
2.125% 11/30/14	61,500	64,897
2.125% 5/31/15	18,669	19,760
2.125% 8/15/21	22,700	22,477
2.375% 8/31/14	20,000	21,209
2.375% 9/30/14	13,017	13,816
2.375% 10/31/14	77,497	82,335
2.5% 6/30/17	10,000	10,706
2.625% 7/31/14 (f)	16,179	17,256
2.75% 11/30/16	18,530	20,134
3.125% 1/31/17	60,773	67,230
3.125% 5/15/21	32,410	35,053
3.625% 8/15/19	33,225	37,822
4% 2/15/15	12,619	14,142
4.25% 11/15/17	27,475	32,302
4.5% 5/15/17	24,685	29,221
4.75% 8/15/17	12,983	15,602
TOTAL U.S. TREASURY OBLIGATIONS		2,618,036
Other Government Related - 6.3%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	6,060	6,133
3.125% 6/15/12 (FDIC Guaranteed) (b)	3,719	3,801
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (b)	$ 87,150	$ 88,072
1.875% 6/4/12 (FDIC Guaranteed) (b)	33,000	33,381
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	40,500	41,221
1.875% 11/15/12 (FDIC Guaranteed) (b)	18,920	19,273
2% 3/30/12 (FDIC Guaranteed) (b)	16,000	16,150
2.125% 7/12/12 (FDIC Guaranteed) (b)	8,784	8,916
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (b)	11,000	11,207
2.625% 12/28/12 (FDIC Guaranteed) (b)	16,154	16,648
3% 12/9/11 (FDIC Guaranteed) (b)	4,720	4,754
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	51,106	51,964
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	3,714	3,799
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	9,200	9,336
3.125% 12/1/11 (FDIC Guaranteed) (b)	790	796
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5556% 12/7/20 (NCUA Guaranteed) (g)	11,737	11,747
Series 2011-R4 Class 1A, 0.5808% 3/6/20 (NCUA Guaranteed) (g)	12,112	12,102
TOTAL OTHER GOVERNMENT RELATED		339,300
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,254,207)		3,367,915
U.S. Government Agency - Mortgage Securities - 17.1%

Fannie Mae - 14.7%
1.918% 2/1/33 (g)	309	318
1.946% 7/1/35 (g)	139	144
1.975% 10/1/33 (g)	300	309
1.987% 3/1/35 (g)	265	274
2.032% 12/1/34 (g)	333	343
2.051% 10/1/33 (g)	148	154
2.175% 3/1/35 (g)	58	61
2.297% 11/1/33 (g)	827	854
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.301% 7/1/34 (g)	$ 173	$ 180
2.303% 6/1/36 (g)	229	237
2.457% 3/1/35 (g)	179	189
2.504% 11/1/36 (g)	207	218
2.509% 2/1/36 (g)	695	731
2.528% 7/1/35 (g)	569	597
2.55% 10/1/33 (g)	251	264
2.603% 5/1/36 (g)	463	484
3.467% 3/1/40 (g)	10,915	11,471
3.5% 9/1/41 (c)(d)	1,000	1,007
3.692% 5/1/40 (g)	6,049	6,365
3.788% 6/1/40 (g)	6,182	6,500
4% 9/1/13	896	946
4% 9/1/41 (c)(d)	1,000	1,036
4% 9/1/41 (c)(d)	94,000	97,420
4% 9/1/41 (c)(d)	50,000	51,819
4% 9/1/41 (c)(d)	90,000	93,274
4% 9/1/41 (c)(d)	107,000	110,893
4% 9/1/41 (c)(d)	9,000	9,327
4% 9/1/41 (c)(d)	53,000	54,928
4.5% 9/1/26 (c)(d)	1,000	1,066
4.5% 7/1/41	15,030	15,957
4.5% 9/1/41 (c)(d)	24,000	25,372
4.5% 9/1/41 (c)(d)	60,000	63,431
4.5% 9/1/41 (c)(d)	16,300	17,232
4.5% 9/1/41 (c)(d)	44,000	46,516
4.5% 9/1/41 (c)(d)	24,000	25,372
5% 2/1/16 to 4/1/41	4,256	4,589
5% 9/1/41 (c)(d)	23,000	24,771
5% 9/1/41 (c)(d)	7,500	8,078
5% 9/1/41 (c)(d)	3,800	4,093
5% 10/1/41 (c)(d)	11,700	12,570
5.5% 9/1/41 (c)(d)	76,000	83,068
5.746% 3/1/36 (g)	2,208	2,332
5.963% 3/1/37 (g)	476	516
6% 9/1/41 (c)(d)	1,300	1,439
6.5% 2/1/17 to 5/1/27	1,652	1,837
7% 7/1/13	2	2
9% 5/1/14	132	137
9.5% 10/1/20	45	53
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.25% 5/1/14	$ 2	$ 2
11.5% 6/15/19 to 1/15/21	265	286
		789,062
Freddie Mac - 0.6%
1.91% 3/1/35 (g)	1,058	1,087
2.046% 5/1/37 (g)	627	654
2.593% 6/1/35 (g)	769	815
2.654% 2/1/36 (g)	116	122
2.795% 7/1/36 (g)	825	867
2.798% 7/1/35 (g)	1,861	1,975
2.942% 3/1/33 (g)	57	60
3.261% 10/1/35 (g)	345	368
4% 9/1/41 (c)(d)	5,000	5,178
4.5% 9/1/41 (c)(d)	2,000	2,110
4.5% 9/1/41 (c)(d)	4,100	4,326
5% 9/1/41 (c)(d)	1,000	1,075
5.138% 4/1/35 (g)	290	309
5.5% 12/1/27 to 7/1/29	494	542
5.5% 9/1/41 (c)(d)	9,500	10,362
5.5% 9/1/41 (c)(d)	2,000	2,181
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	102	116
9.75% 8/1/14	81	88
11% 5/1/14	24	26
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/15	3	3
13% 6/1/14 to 10/1/14	0*	1
		32,266
Ginnie Mae - 1.8%
4% 9/1/41 (c)(d)	9,000	9,524
4% 9/1/41 (c)(d)	7,900	8,367
4.5% 9/1/41 (c)(d)	4,975	5,382
5% 9/1/41 (c)(d)	7,000	7,712
5% 9/1/41 (c)(d)	7,000	7,712
5.492% 4/20/60 (k)	23,184	25,833
5.493% 11/20/59 (k)	28,001	30,888
		95,418
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $911,069)		916,746
Collateralized Mortgage Obligations - 5.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 5.7%
Fannie Mae:
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	$ 952	$ 990
Series 2006-45 Class OP, 6/25/36 (j)	3,704	3,399
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,581
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	14,046
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	17,289
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,655
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,987
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,257
Series 2010-109 Class IM, 5.5% 9/25/40 (i)	21,868	4,180
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	13,648	1,380
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1984% 8/25/31 (g)	343	348
Series 2002-49 Class FB, 0.8102% 11/18/31 (g)	436	437
Series 2002-60 Class FV, 1.2184% 4/25/32 (g)	184	187
Series 2002-75 Class FA, 1.2184% 11/25/32 (g)	377	383
planned amortization class Series 2003-113 Class PE, 4% 11/25/18	7,545	8,167
sequential payer:
Series 2005-117, Class JN, 4.5% 1/25/36	645	696
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,595
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,895
Series 2008-27 Class KB, 4.5% 4/25/23	4,420	4,936
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	3,567	352
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	6,681	632
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	12,235	2,169
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	183	190
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8072% 2/15/32 (g)	249	250
Series 2630 Class FL, 0.7072% 6/15/18 (g)	427	431
Series 3008 Class SM, 0% 7/15/35 (g)	123	117
planned amortization class:
Series 1141 Class G, 9% 9/15/21	188	214
Series 2356 Class GD, 6% 9/15/16	192	207
Series 2376 Class JE, 5.5% 11/15/16	1,332	1,431
Series 2381 Class OG, 5.5% 11/15/16	884	946
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2628 Class OE, 4.5% 6/15/18	$ 6,815	$ 7,356
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,918
Series 2672 Class MG, 5% 9/15/23	7,120	8,188
Series 2682 Class LD, 4.5% 10/15/33	777	848
Series 2810 Class PD, 6% 6/15/33	651	684
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	290	295
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,529
Series 2645, Class BY, 4.5% 7/15/18	4,800	5,364
Series 2729 Class GB, 5% 1/15/19	6,028	6,483
Series 2773 Class HC, 4.5% 4/15/19	704	783
Series 2930 Class KT, 4.5% 2/15/20	6,728	7,466
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,315
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,406
Series 3277 Class B, 4% 2/15/22	5,900	6,501
Series 3578, Class B, 4.5% 9/15/24	7,927	8,771
Series 2863 Class DB, 4% 9/15/14	415	417
target amortization class Series 2877 Class JC, 5% 10/15/34	103	103
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization Series 2011-61 Class OP, 5/20/40 (j)	11,050	9,507
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,020
Series 2010-42 Class OP, 4/20/40 (j)	25,018	21,110
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,187	23,387
Class ZC, 5.5% 7/16/34	23,015	26,477
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $290,798)		308,275
Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 59,862	$ 74,295
6.8% 2/15/12	4,203	4,271
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,281)		78,566
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $1,276,480)	12,342,348	1,334,455
Cash Equivalents - 5.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $286,231)	$ 286,232	286,231
TOTAL INVESTMENT PORTFOLIO - 117.3% (Cost $6,084,066)		6,292,188
NET OTHER ASSETS (LIABILITIES) - (17.3)%		(926,053)
NET ASSETS - 100%		5,366,135
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
786 CBOT 2 Year U.S. Treasury Notes Contracts	Jan. 2012	$ 173,313	$ 13

The face value of futures purchased as a percentage of net assets is 3.2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (4,600)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,036,000 or 0.3% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $315,451,000 or 5.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $522,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,277,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$286,231,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 68,165
HSBC Securities (USA), Inc.	102,067
ING Financial Markets LLC	1,173
Mizuho Securities USA, Inc.	114,826
$ 286,231
Affiliated Central Funds
Information regarding income earned by the Fund from investments in Fidelity Central Funds is as follows:
	One month ended August 31, 2011	Year ended July 31, 2011
Fund	Income earned (Amounts in thousands)	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 314	$ -
Additional information regarding the Fund's purchases and sales, including the ownership percentage, of the non Money Market Central Funds for the one month ended August 31, 2011 is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases*	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 1,276,480	$ -	$ 1,334,455	10.4%
* Includes the value of shares received through in-kind transactions. See Note 2 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,367,915	$ -	$ 3,367,915	$ -
U.S. Government Agency - Mortgage Securities	916,746	-	916,746	-
Collateralized Mortgage Obligations	308,275	-	308,275	-
Foreign Government and Government Agency Obligations	78,566	-	78,566	-
Fixed-Income Funds	1,334,455	1,334,455	-	-
Cash Equivalents	286,231	-	286,231	-
Total Investments in Securities:	$ 6,292,188	$ 1,334,455	$ 4,957,733	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13	$ 13	$ -	$ -
Liabilities
Swap Agreements	$ (4,600)	$ -	$ (4,600)	$ -
Total Derivative Instruments:	$ (4,587)	$ 13	$ (4,600)	$ -
Other Financial Instruments:
Forward Commitments	$ 2,141	$ -	$ 2,141	$ -

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 13	$ -
Swap Agreements (b)	-	(4,600)
Total Value of Derivatives	$ 13	$ (4,600)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $286,231) - See accompanying schedule: Unaffiliated issuers (cost $4,807,586)	$ 4,957,733
Fidelity Central Funds (cost $1,276,480)	1,334,455
Total Investments (cost $6,084,066)		$ 6,292,188
Commitment to sell securities on a delayed delivery basis	(796,643)
Receivable for securities sold on a delayed delivery basis	798,784	2,141
Receivable for investments sold, regular delivery		84,294
Receivable for fund shares sold		3,869
Interest receivable		17,623
Other receivables		32
Total assets		6,400,147

Liabilities
Payable to custodian bank	$ 440
Payable for investments purchased Regular delivery	129,328
Delayed delivery	890,177
Payable for fund shares redeemed	6,773
Distributions payable	376
Swap agreements at value	4,600
Accrued management fee	1,400
Distribution and service plan fees payable	227
Other affiliated payables	660
Other payables and accrued expenses	31
Total liabilities		1,034,012

Net Assets		$ 5,366,135
Net Assets consist of:
Paid in capital		$ 5,059,908
Undistributed net investment income		1,258
Accumulated undistributed net realized gain (loss) on investments		99,293
Net unrealized appreciation (depreciation) on investments		205,676
Net Assets		$ 5,366,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($345,240 ÷ 31,676 shares)	$ 10.90

Maximum offering price per share (100/96.00 of $10.90)	$ 11.35
Class T: Net Asset Value and redemption price per share ($285,901 ÷ 26,235 shares)	$ 10.90

Maximum offering price per share (100/96.00 of $10.90)	$ 11.35
Class B: Net Asset Value and offering price per share ($26,129 ÷ 2,398 shares)A	$ 10.90
Class C: Net Asset Value and offering price per share ($94,586 ÷ 8,680 shares)A	$ 10.90

Government Income: Net Asset Value, offering price and redemption price per share ($4,270,145 ÷ 392,352 shares)	$ 10.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($344,134 ÷ 31,577 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	One month ended August 31, 2011	Year ended July 31, 2011

Investment Income
Interest	$ 10,364	$ 147,814
Income from Fidelity Central Funds	314	-
Total income	10,678	147,814

Expenses
Management fee	$ 1,399	$ 17,609
Transfer agent fees	502	6,349
Distribution and service plan fees	227	3,032
Fund wide operations fee	154	1,905
Independent trustees' compensation	-	21
Miscellaneous	-	19
Total expenses	2,282	28,935

Net investment income (loss)	8,396	118,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,760	130,436
Futures contracts	1,411	619
Swap agreements	34	(6,318)

Total net realized gain (loss)	35,205	124,737
Change in net unrealized appreciation (depreciation) on: Investment securities	64,613	(89,643)
Futures contracts	(868)	881
Swap agreements	(2,237)	3,215
Delayed delivery commitments	2,573	3,445
Total change in net unrealized appreciation (depreciation)	64,081	(82,102)
Net gain (loss)	99,286	42,635
Net increase (decrease) in net assets resulting from operations	$ 107,682	$ 161,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	One month ended August 31, 2011	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,396	$ 118,879	$ 145,918
Net realized gain (loss)	35,205	124,737	139,116
Change in net unrealized appreciation (depreciation)	64,081	(82,102)	85,404
Net increase (decrease) in net assets resulting from operations	107,682	161,514	370,438
Distributions to shareholders from net investment income	(8,141)	(114,897)	(140,387)
Distributions to shareholders from net realized gain	-	(140,821)	(196,760)
Total distributions	(8,141)	(255,718)	(337,147)
Share transactions - net increase (decrease)	41,240	(695,616)	203,871
Total increase (decrease) in net assets	140,781	(789,820)	237,162

Net Assets
Beginning of period	5,225,354	6,015,174	5,778,012
End of period (including undistributed net investment income of $1,258, undistributed net investment income of $917 and undistributed net investment income of $2,694, respectively)	$ 5,366,135	$ 5,225,354	$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.015	.199	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.199	.108	.424	.466	.387	.033
Total from investment operations	.214	.307	.666	.822	.789	.344
Distributions from net investment income	(.014)	(.191)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.014)	(.447)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	2.00%	2.94%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net Assets F,I
Expenses before reductions	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of all reductions	.76% A	.77%	.77%	.77%	.80%	.77% A
Net investment income (loss)	1.61% A	1.88%	2.28%	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 345	$ 329	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate G	466%A,K	430%	355%	380% J	269%	164% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.015	.201	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.209	.098	.425	.466	.387	.036
Total from investment operations	.224	.299	.668	.823	.791	.342
Distributions from net investment income	(.014)	(.193)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.014)	(.449)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	2.10%	2.86%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net Assets F,I
Expenses before reductions	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of all reductions	.75% A	.76%	.76%	.76%	.78%	.79% A
Net investment income (loss)	1.62% A	1.89%	2.29%	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 286	$ 272	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate G	466% A,K	430%	355%	380% J	269%	164% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.008	.122	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.210	.098	.425	.467	.387	.037
Total from investment operations	.218	.220	.589	.745	.716	.288
Distributions from net investment income	(.008)	(.114)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.008)	(.370)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	2.04%	2.10%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income (loss)	.90% A	1.15%	1.55%	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 25	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate G	466% A,K	430%	355%	380% J	269%	164% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.008	.121	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.210	.098	.425	.468	.387	.033
Total from investment operations	.218	.219	.588	.743	.713	.282
Distributions from net investment income	(.008)	(.113)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.008)	(.369)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.04%	2.09%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.50%A	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.50%A	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of all reductions	1.50%A	1.51%	1.51%	1.51%	1.53%	1.55%A
Net investment income (loss)	.88%A	1.14%	1.54%	2.58%	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 95	$ 89	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rateG	466%A,K	430%	355%	380%J	269%	164%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Income from Investment Operations
Net investment income (loss)D	.018	.233	.275	.390	.438	.443
Net realized and unrealized gain (loss)	.199	.108	.415	.476	.378	.068
Total from investment operations	.217	.341	.690	.866	.816	.511
Distributions from net investment income	(.017)	(.225)	(.265)	(.386)	(.436)	(.456)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	(.005)
Total distributions	(.017)	(.481)	(.630)	(.486)	(.436)	(.461)
Net asset value, end of period	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Total ReturnB,C	2.03%	3.27%	6.69%	8.49%	8.25%	5.22%
Ratios to Average Net AssetsE,G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.91%A	2.20%	2.60%	3.65%	4.23%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154	$ 6,118
Portfolio turnover rateF	466%A,I	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)D	.017	.225	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.210	.099	.425	.466	.388	.034
Total from investment operations	.227	.324	.692	.851	.820	.363
Distributions from net investment income	(.017)	(.218)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.017)	(.474)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C	2.12%	3.10%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net AssetsE,H
Expenses before reductions	.52%A	.52%	.53%	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.51%	.51%	.53%A
Expenses net of all reductions	.52%A	.52%	.53%	.51%	.51%	.53%A
Net investment income (loss)	1.84%A	2.13%	2.52%	3.59%	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 344	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rateF	466%A,J	430%	355%	380%I	269%	164%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In May 2011, the Board of Trustees approved a change in the fiscal year-end of the Fund from July 31 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the one month period ended August 31, 2011 and the one year periods ended July 31, 2011 and July 31, 2010, if applicable.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade mortgage- related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

Exchange In-Kind. During the period, the Fund exchanged securities, including accrued interest, valued at $1,278,207 (which included $57,220 of unrealized appreciation) for 11,830 shares of Fidelity Mortgage Backed Securities Central Fund, an affiliated entity. The exchange was generally tax free for the Fund.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

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3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 215,206
Gross unrealized depreciation	(4,208)
Net unrealized appreciation (depreciation) on securities and other investments	$ 210,998

Tax Cost	$ 6,081,190

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 30,764
Undistributed long-term capital gain	$ 66,550
Net unrealized appreciation (depreciation)	$ 208,538

The tax character of distributions paid was as follows:

	One month ended August 31, 2011	July 31, 2011	July 31, 2010
Ordinary Income	$ 8,141	$ 199,845	$ 175,643
Long-term Capital Gains	-	55,873	161,504
Total	$ 8,141	$ 255,718	$ 337,147

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the periods ended August 31, 2011 and July 31, 2011, respectively.

	One month ended August 31, 2011		July 31, 2011
Risk Exposure / Derivative Type	Net Realized Gain (Loss) (a)	Change in Net Unrealized Appreciation (Depreciation) (a)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,411	$ (868)	$ 619	$ 881
Swap Agreements	34	(2,237)	(6,318)	3,215
Totals (a)	$ 1,445	$ (3,105)	$ (5,699)	$ 4,096

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $55,493 and $4,065, respectively, for the one month ended August 31, 2011.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2011 and July 31, 2011, the management fee was equivalent to an annualized rate of .31% and an annual rate of .32%, respectively, of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2011 and July 31, 2011, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

			One month ended August 31, 2011		July 31, 2011
	Distribution Fee	Service Fee	Total Fees	Retained by FDC	Total Fees	Retained by FDC
Class A	-%	.25%	$ 71	$ -	$ 962	$ 24
Class T	-%	.25%	59	-	758	2
Class B	.65%	.25%	19	14	278	201
Class C	.75%	.25%	78	8	1,034	184
			$ 227	$ 22	$ 3,032	$ 411

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the one month period ended August 31, 2011, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class B*	6
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2011 and July 31, 2011, the transfer agent fees for each class were as follows:

	One month ended August 31, 2011		July 31, 2011
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 47.16		$ 662.17
Class T	35.15		470.15
Class B	5.24		76.25
Class C	12.15		165.16
Government Income	354.10		4,453.10
Institutional Class	49.17		523.17
	$ 502		$ 6,349

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the periods ended August 31, 2011 and July 31, 2011, the FWOE fee was equivalent to an annualized rate of .04% and an annual rate of .03%, respectively, of the Fund's average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which for the periods ended August 31, 2011 and July 31, 2011, amounted to $- and $19, respectively, and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the periods ended August 31, 2011 and July 31, 2011, amounted to $9 and $164, respectively.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	One month ended August 31,	Years ended July 31,
	2011	2011	2010
From net investment income
Class A	$ 449	$ 6,937	$ 9,342
Class T	375	5,513	6,865
Class B	18	332	606
Class C	65	1,100	1,669
Government Income	6,712	94,692	116,185
Institutional Class	522	6,323	5,720
Total	$ 8,141	$ 114,897	$ 140,387
From net realized gain
Class A	$ -	$ 10,104	$ 14,726
Class T	-	7,830	10,744
Class B	-	853	1,543
Class C	-	2,724	4,162
Government Income	-	112,442	158,363
Institutional Class	-	6,868	7,222
Total	$ -	$ 140,821	$ 196,760

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	One month ended August 31,	Years ended July 31,
	2011	2011	2010
Class A
Shares sold	2,036	10,505	17,922
Reinvestment of distributions	38	1,423	1,943
Shares redeemed	(1,114)	(20,985)	(20,615)
Net increase (decrease)	960	(9,057)	(750)
Class T
Shares sold	1,638	9,053	13,716
Reinvestment of distributions	34	1,221	1,616
Shares redeemed	(844)	(15,795)	(14,473)
Net increase (decrease)	828	(5,521)	859
Class B
Shares sold	131	275	1,036
Reinvestment of distributions	1	93	165
Shares redeemed	(63)	(1,536)	(2,202)
Net increase (decrease)	69	(1,168)	(1,001)
Class C
Shares sold	627	2,426	3,916
Reinvestment of distributions	4	261	390
Shares redeemed	(235)	(5,248)	(5,610)
Net increase (decrease)	396	(2,561)	(1,304)
Government Income
Shares sold	15,991	105,621	155,285
Reinvestment of distributions	590	18,687	24,826
Shares redeemed	(14,407)	(178,425)	(166,873)
Net increase (decrease)	2,174	(54,117)	13,238
Institutional Class
Shares sold	1,083	12,979	13,487
Reinvestment of distributions	45	1,192	1,193
Shares redeemed	(1,758)	(8,205)	(7,047)
Net increase (decrease)	(630)	5,966	7,633

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Dollars
	One month ended August 31,	Years ended July 31,
	2011	2011	2010
Class A
Shares sold	$ 22,105	$ 111,665	$ 190,342
Reinvestment of distributions	412	15,111	20,562
Shares redeemed	(12,108)	(221,593)	(218,378)
Net increase (decrease)	$ 10,409	$ (94,817)	$ (7,474)
Class T
Shares sold	$ 17,802	$ 96,270	$ 145,586
Reinvestment of distributions	366	12,970	17,109
Shares redeemed	(9,169)	(166,943)	(153,287)
Net increase (decrease)	$ 8,999	$ (57,703)	$ 9,408
Class B
Shares sold	$ 1,417	$ 2,957	$ 11,019
Reinvestment of distributions	14	985	1,747
Shares redeemed	(683)	(16,266)	(23,321)
Net increase (decrease)	$ 748	$ (12,324)	$ (10,555)
Class C
Shares sold	$ 6,815	$ 25,890	$ 41,596
Reinvestment of distributions	46	2,774	4,131
Shares redeemed	(2,561)	(55,376)	(59,334)
Net increase (decrease)	$ 4,300	$ (26,712)	$ (13,607)
Government Income
Shares sold	$ 173,420	$ 1,120,288	$ 1,646,227
Reinvestment of distributions	6,422	198,243	262,396
Shares redeemed	(156,265)	(1,885,694)	(1,763,484)
Net increase (decrease)	$ 23,577	$ (567,163)	$ 145,139
Institutional Class
Shares sold	$ 11,762	$ 137,402	$ 143,092
Reinvestment of distributions	491	12,645	12,621
Shares redeemed	(19,046)	(86,944)	(74,753)
Net increase (decrease)	$ (6,793)	$ 63,103	$ 80,960

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Government Income Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	09/12/11	09/09/11	$0.136
Class T	09/12/11	09/09/11	$0.136
Class B	09/12/11	09/09/11	$0.136
Class C	09/12/11	09/09/11	$0.136

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $7,858,858 or, if subsequently determined to be different, the net capital gain of such year.

A total of 39.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,140,725 of distributions paid during the period August 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVT-ANN-1011
1.834242.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Institutional Class

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past one month.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

In August 2011, Fidelity Advisor® Government Income Fund began investing some of its assets in Fidelity Mortgage Backed Securities Central Fund. Central funds are Fidelity mutual funds used by this and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular market segment - in this case, agency mortgage-backed securities (MBS). Investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how the investment portfolio is managed. The fund's overall allocation to agency MBS is not expected to change as a result of its investment in the central fund. The new approach provides access to all of the investment ideas utilized in the MBS central fund, while allowing for operational efficiencies.

In connection with this change in investment structure, Advisor Government Income Fund's fiscal year end shifted from July 31 to August 31 to align it with that of the central fund.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.77%	6.47%	5.41%

A The initial offering of Institutional Class shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity® Government Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Institutional Class on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Government Bond Index performed over the same period. The initial offering of Institutional Class took place on October 24, 2006. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor® Government Income Fund: For the 12 months ending August 31, 2011, the fund's Institutional Class shares returned 3.77%, while the Barclays Capital® 75% U.S. Government/25% U.S. MBS Blended Index rose 4.28%. For the one month ending August 31, 2011 - the period since I last reported to you - the fund's Institutional Class shares gained 2.12%, while the Barclays Capital index rose 2.22%. The fund fell short of its index during the past year, mainly due to ineffective yield-curve positioning - underexposure to strong-performing intermediate-maturity bonds - and an out-of-index stake in reverse mortgages, which lagged. That said, emphasizing sectors with a yield advantage over conventional Treasuries generally bolstered performance. Specifically, out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS), which fared exceptionally well, and favorable positioning within the mortgage sector provided a lift. The fund was aided by both an overweighting and good security selection within mortgages, including an emphasis on prepayment-resistant securities during much of the period's first half. We also modestly benefited from owning collateralized mortgage obligation (CMO) floaters.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from July 31 to August 31, effective August 31, 2011. Expenses are based on the past six months of activity for the period ended August 31, 2011.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.77%
Actual		$ 1,000.00	$ 1,056.60	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 1,056.70	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.48%
Actual		$ 1,000.00	$ 1,052.80	$ 7.66
Hypothetical A		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.50%
Actual		$ 1,000.00	$ 1,052.70	$ 7.76
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Government Income	.45%
Actual		$ 1,000.00	$ 1,058.40	$ 2.33
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,057.90	$ 2.65
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.
The information in the following tables as of August 31, 2011 is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 1 month ago
Zero coupon bonds	0.7	1.9
0.01 - 0.99%	16.7	14.8
1 - 1.99%	19.2	14.2
2 - 2.99%	5.6	9.8
3 - 3.99%	5.5	6.9
4 - 4.99%	32.6	19.8
5 - 5.99%	19.7	14.8
6 - 6.99%	4.2	4.3
7% and over	0.8	0.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
1 month ago
Years	5.7	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
1 month ago
Years	4.6	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of July 31, 2011 **
	Mortgage Securities 45.5%		Mortgage Securities 29.6%
	CMOs and Other Mortgage Related Securities 8.1%		CMOs and Other Mortgage Related Securities 10.2%
	U.S. Treasury Obligations 50.1%		U.S. Treasury Obligations 47.2%
	U.S. Government Agency Obligations† 12.7%		U.S. Government Agency Obligations† 13.0%
	Foreign Government & Government Agency Obligations 1.5%		Foreign Government & Government Agency Obligations 1.5%
	Short-Term Investments and Net Other Assets*** (17.9)%		Short-Term Investments and Net Other Assets*** (1.5)%
* Futures and Swaps	1.9%	** Futures and Swaps	2.9%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.4%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,754
0.5% 8/9/13	48,720	48,842
0.75% 12/18/13	7,805	7,855
1.125% 6/27/14	16,915	17,223
4.75% 11/19/12	2,000	2,108
Federal Home Loan Bank:
0.5% 8/28/13	44,000	44,114
0.875% 8/22/12	8,580	8,631
Freddie Mac 1% 8/27/14	15,111	15,317
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,302	2,456
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,893
5.66% 9/15/11 (a)	18,000	18,036
5.685% 5/15/12	24,035	24,954
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,859	4,159
Series 2002-20K Class 1, 5.08% 11/1/22	8,140	8,832
Series 2003-P10B, Class 1 5.136% 8/10/13	2,114	2,229
Series 2004-20H Class 1, 5.17% 8/1/24	2,248	2,457
Tennessee Valley Authority:
3.875% 2/15/21	33,790	37,239
5.25% 9/15/39	12,000	14,191
5.375% 4/1/56	8,429	10,306
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		344,596
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 0.625% 7/15/21	63,097	65,983
U.S. Treasury Obligations - 48.8%
U.S. Treasury Bonds:
3.75% 8/15/41	16,900	17,312
4.375% 2/15/38	14,154	16,202
4.375% 5/15/41	181,587	207,292
5% 5/15/37 (e)	60,700	76,378
5.25% 2/15/29	13,733	17,707
6.125% 11/15/27	67,365	94,595
6.125% 8/15/29	2,877	4,076
8% 11/15/21	14,605	22,309
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
9.875% 11/15/15	$ 10,285	$ 14,212
U.S. Treasury Notes:
0.375% 6/30/13	206,433	207,110
0.375% 7/31/13	11,710	11,749
0.5% 5/31/13	51,764	52,039
0.5% 8/15/14	79,265	79,674
0.625% 7/15/14	297,614	300,273
0.75% 6/15/14	53,227	53,896
1% 4/30/12	602	606
1% 8/31/16	96,574	96,732
1.25% 8/31/15	500	513
1.25% 10/31/15	29,580	30,257
1.375% 11/15/12	79,743	80,902
1.5% 7/31/16	256,658	263,616
1.5% 8/31/18	299,203	297,800
1.75% 7/31/15	28,800	30,078
1.875% 8/31/17	47,000	48,553
1.875% 9/30/17	87,400	90,193
2.125% 11/30/14	61,500	64,897
2.125% 5/31/15	18,669	19,760
2.125% 8/15/21	22,700	22,477
2.375% 8/31/14	20,000	21,209
2.375% 9/30/14	13,017	13,816
2.375% 10/31/14	77,497	82,335
2.5% 6/30/17	10,000	10,706
2.625% 7/31/14 (f)	16,179	17,256
2.75% 11/30/16	18,530	20,134
3.125% 1/31/17	60,773	67,230
3.125% 5/15/21	32,410	35,053
3.625% 8/15/19	33,225	37,822
4% 2/15/15	12,619	14,142
4.25% 11/15/17	27,475	32,302
4.5% 5/15/17	24,685	29,221
4.75% 8/15/17	12,983	15,602
TOTAL U.S. TREASURY OBLIGATIONS		2,618,036
Other Government Related - 6.3%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	6,060	6,133
3.125% 6/15/12 (FDIC Guaranteed) (b)	3,719	3,801
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (b)	$ 87,150	$ 88,072
1.875% 6/4/12 (FDIC Guaranteed) (b)	33,000	33,381
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	40,500	41,221
1.875% 11/15/12 (FDIC Guaranteed) (b)	18,920	19,273
2% 3/30/12 (FDIC Guaranteed) (b)	16,000	16,150
2.125% 7/12/12 (FDIC Guaranteed) (b)	8,784	8,916
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (b)	11,000	11,207
2.625% 12/28/12 (FDIC Guaranteed) (b)	16,154	16,648
3% 12/9/11 (FDIC Guaranteed) (b)	4,720	4,754
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	51,106	51,964
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	3,714	3,799
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	9,200	9,336
3.125% 12/1/11 (FDIC Guaranteed) (b)	790	796
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5556% 12/7/20 (NCUA Guaranteed) (g)	11,737	11,747
Series 2011-R4 Class 1A, 0.5808% 3/6/20 (NCUA Guaranteed) (g)	12,112	12,102
TOTAL OTHER GOVERNMENT RELATED		339,300
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,254,207)		3,367,915
U.S. Government Agency - Mortgage Securities - 17.1%

Fannie Mae - 14.7%
1.918% 2/1/33 (g)	309	318
1.946% 7/1/35 (g)	139	144
1.975% 10/1/33 (g)	300	309
1.987% 3/1/35 (g)	265	274
2.032% 12/1/34 (g)	333	343
2.051% 10/1/33 (g)	148	154
2.175% 3/1/35 (g)	58	61
2.297% 11/1/33 (g)	827	854
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.301% 7/1/34 (g)	$ 173	$ 180
2.303% 6/1/36 (g)	229	237
2.457% 3/1/35 (g)	179	189
2.504% 11/1/36 (g)	207	218
2.509% 2/1/36 (g)	695	731
2.528% 7/1/35 (g)	569	597
2.55% 10/1/33 (g)	251	264
2.603% 5/1/36 (g)	463	484
3.467% 3/1/40 (g)	10,915	11,471
3.5% 9/1/41 (c)(d)	1,000	1,007
3.692% 5/1/40 (g)	6,049	6,365
3.788% 6/1/40 (g)	6,182	6,500
4% 9/1/13	896	946
4% 9/1/41 (c)(d)	1,000	1,036
4% 9/1/41 (c)(d)	94,000	97,420
4% 9/1/41 (c)(d)	50,000	51,819
4% 9/1/41 (c)(d)	90,000	93,274
4% 9/1/41 (c)(d)	107,000	110,893
4% 9/1/41 (c)(d)	9,000	9,327
4% 9/1/41 (c)(d)	53,000	54,928
4.5% 9/1/26 (c)(d)	1,000	1,066
4.5% 7/1/41	15,030	15,957
4.5% 9/1/41 (c)(d)	24,000	25,372
4.5% 9/1/41 (c)(d)	60,000	63,431
4.5% 9/1/41 (c)(d)	16,300	17,232
4.5% 9/1/41 (c)(d)	44,000	46,516
4.5% 9/1/41 (c)(d)	24,000	25,372
5% 2/1/16 to 4/1/41	4,256	4,589
5% 9/1/41 (c)(d)	23,000	24,771
5% 9/1/41 (c)(d)	7,500	8,078
5% 9/1/41 (c)(d)	3,800	4,093
5% 10/1/41 (c)(d)	11,700	12,570
5.5% 9/1/41 (c)(d)	76,000	83,068
5.746% 3/1/36 (g)	2,208	2,332
5.963% 3/1/37 (g)	476	516
6% 9/1/41 (c)(d)	1,300	1,439
6.5% 2/1/17 to 5/1/27	1,652	1,837
7% 7/1/13	2	2
9% 5/1/14	132	137
9.5% 10/1/20	45	53
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.25% 5/1/14	$ 2	$ 2
11.5% 6/15/19 to 1/15/21	265	286
		789,062
Freddie Mac - 0.6%
1.91% 3/1/35 (g)	1,058	1,087
2.046% 5/1/37 (g)	627	654
2.593% 6/1/35 (g)	769	815
2.654% 2/1/36 (g)	116	122
2.795% 7/1/36 (g)	825	867
2.798% 7/1/35 (g)	1,861	1,975
2.942% 3/1/33 (g)	57	60
3.261% 10/1/35 (g)	345	368
4% 9/1/41 (c)(d)	5,000	5,178
4.5% 9/1/41 (c)(d)	2,000	2,110
4.5% 9/1/41 (c)(d)	4,100	4,326
5% 9/1/41 (c)(d)	1,000	1,075
5.138% 4/1/35 (g)	290	309
5.5% 12/1/27 to 7/1/29	494	542
5.5% 9/1/41 (c)(d)	9,500	10,362
5.5% 9/1/41 (c)(d)	2,000	2,181
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	102	116
9.75% 8/1/14	81	88
11% 5/1/14	24	26
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/15	3	3
13% 6/1/14 to 10/1/14	0*	1
		32,266
Ginnie Mae - 1.8%
4% 9/1/41 (c)(d)	9,000	9,524
4% 9/1/41 (c)(d)	7,900	8,367
4.5% 9/1/41 (c)(d)	4,975	5,382
5% 9/1/41 (c)(d)	7,000	7,712
5% 9/1/41 (c)(d)	7,000	7,712
5.492% 4/20/60 (k)	23,184	25,833
5.493% 11/20/59 (k)	28,001	30,888
		95,418
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $911,069)		916,746
Collateralized Mortgage Obligations - 5.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 5.7%
Fannie Mae:
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	$ 952	$ 990
Series 2006-45 Class OP, 6/25/36 (j)	3,704	3,399
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,581
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	14,046
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	17,289
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,655
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,987
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,257
Series 2010-109 Class IM, 5.5% 9/25/40 (i)	21,868	4,180
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	13,648	1,380
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1984% 8/25/31 (g)	343	348
Series 2002-49 Class FB, 0.8102% 11/18/31 (g)	436	437
Series 2002-60 Class FV, 1.2184% 4/25/32 (g)	184	187
Series 2002-75 Class FA, 1.2184% 11/25/32 (g)	377	383
planned amortization class Series 2003-113 Class PE, 4% 11/25/18	7,545	8,167
sequential payer:
Series 2005-117, Class JN, 4.5% 1/25/36	645	696
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,595
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,895
Series 2008-27 Class KB, 4.5% 4/25/23	4,420	4,936
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	3,567	352
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	6,681	632
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	12,235	2,169
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	183	190
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8072% 2/15/32 (g)	249	250
Series 2630 Class FL, 0.7072% 6/15/18 (g)	427	431
Series 3008 Class SM, 0% 7/15/35 (g)	123	117
planned amortization class:
Series 1141 Class G, 9% 9/15/21	188	214
Series 2356 Class GD, 6% 9/15/16	192	207
Series 2376 Class JE, 5.5% 11/15/16	1,332	1,431
Series 2381 Class OG, 5.5% 11/15/16	884	946
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2628 Class OE, 4.5% 6/15/18	$ 6,815	$ 7,356
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,918
Series 2672 Class MG, 5% 9/15/23	7,120	8,188
Series 2682 Class LD, 4.5% 10/15/33	777	848
Series 2810 Class PD, 6% 6/15/33	651	684
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	290	295
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,529
Series 2645, Class BY, 4.5% 7/15/18	4,800	5,364
Series 2729 Class GB, 5% 1/15/19	6,028	6,483
Series 2773 Class HC, 4.5% 4/15/19	704	783
Series 2930 Class KT, 4.5% 2/15/20	6,728	7,466
Series 2987 Class HE, 4.5% 6/15/20	11,260	12,315
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,406
Series 3277 Class B, 4% 2/15/22	5,900	6,501
Series 3578, Class B, 4.5% 9/15/24	7,927	8,771
Series 2863 Class DB, 4% 9/15/14	415	417
target amortization class Series 2877 Class JC, 5% 10/15/34	103	103
Ginnie Mae guaranteed REMIC pass-thru certificates:
planned amortization Series 2011-61 Class OP, 5/20/40 (j)	11,050	9,507
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,020
Series 2010-42 Class OP, 4/20/40 (j)	25,018	21,110
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,187	23,387
Class ZC, 5.5% 7/16/34	23,015	26,477
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $290,798)		308,275
Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 59,862	$ 74,295
6.8% 2/15/12	4,203	4,271
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,281)		78,566
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $1,276,480)	12,342,348	1,334,455
Cash Equivalents - 5.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $286,231)	$ 286,232	286,231
TOTAL INVESTMENT PORTFOLIO - 117.3% (Cost $6,084,066)		6,292,188
NET OTHER ASSETS (LIABILITIES) - (17.3)%		(926,053)
NET ASSETS - 100%		5,366,135
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
786 CBOT 2 Year U.S. Treasury Notes Contracts	Jan. 2012	$ 173,313	$ 13

The face value of futures purchased as a percentage of net assets is 3.2%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (4,600)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,036,000 or 0.3% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $315,451,000 or 5.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $522,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,277,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$286,231,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 68,165
HSBC Securities (USA), Inc.	102,067
ING Financial Markets LLC	1,173
Mizuho Securities USA, Inc.	114,826
$ 286,231
Affiliated Central Funds
Information regarding income earned by the Fund from investments in Fidelity Central Funds is as follows:
	One month ended August 31, 2011	Year ended July 31, 2011
Fund	Income earned (Amounts in thousands)	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 314	$ -
Additional information regarding the Fund's purchases and sales, including the ownership percentage, of the non Money Market Central Funds for the one month ended August 31, 2011 is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases*	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 1,276,480	$ -	$ 1,334,455	10.4%
* Includes the value of shares received through in-kind transactions. See Note 2 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,367,915	$ -	$ 3,367,915	$ -
U.S. Government Agency - Mortgage Securities	916,746	-	916,746	-
Collateralized Mortgage Obligations	308,275	-	308,275	-
Foreign Government and Government Agency Obligations	78,566	-	78,566	-
Fixed-Income Funds	1,334,455	1,334,455	-	-
Cash Equivalents	286,231	-	286,231	-
Total Investments in Securities:	$ 6,292,188	$ 1,334,455	$ 4,957,733	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 13	$ 13	$ -	$ -
Liabilities
Swap Agreements	$ (4,600)	$ -	$ (4,600)	$ -
Total Derivative Instruments:	$ (4,587)	$ 13	$ (4,600)	$ -
Other Financial Instruments:
Forward Commitments	$ 2,141	$ -	$ 2,141	$ -

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 13	$ -
Swap Agreements (b)	-	(4,600)
Total Value of Derivatives	$ 13	$ (4,600)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $286,231) - See accompanying schedule: Unaffiliated issuers (cost $4,807,586)	$ 4,957,733
Fidelity Central Funds (cost $1,276,480)	1,334,455
Total Investments (cost $6,084,066)		$ 6,292,188
Commitment to sell securities on a delayed delivery basis	(796,643)
Receivable for securities sold on a delayed delivery basis	798,784	2,141
Receivable for investments sold, regular delivery		84,294
Receivable for fund shares sold		3,869
Interest receivable		17,623
Other receivables		32
Total assets		6,400,147

Liabilities
Payable to custodian bank	$ 440
Payable for investments purchased Regular delivery	129,328
Delayed delivery	890,177
Payable for fund shares redeemed	6,773
Distributions payable	376
Swap agreements at value	4,600
Accrued management fee	1,400
Distribution and service plan fees payable	227
Other affiliated payables	660
Other payables and accrued expenses	31
Total liabilities		1,034,012

Net Assets		$ 5,366,135
Net Assets consist of:
Paid in capital		$ 5,059,908
Undistributed net investment income		1,258
Accumulated undistributed net realized gain (loss) on investments		99,293
Net unrealized appreciation (depreciation) on investments		205,676
Net Assets		$ 5,366,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($345,240 ÷ 31,676 shares)	$ 10.90

Maximum offering price per share (100/96.00 of $10.90)	$ 11.35
Class T: Net Asset Value and redemption price per share ($285,901 ÷ 26,235 shares)	$ 10.90

Maximum offering price per share (100/96.00 of $10.90)	$ 11.35
Class B: Net Asset Value and offering price per share ($26,129 ÷ 2,398 shares)A	$ 10.90
Class C: Net Asset Value and offering price per share ($94,586 ÷ 8,680 shares)A	$ 10.90

Government Income: Net Asset Value, offering price and redemption price per share ($4,270,145 ÷ 392,352 shares)	$ 10.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($344,134 ÷ 31,577 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	One month ended August 31, 2011	Year ended July 31, 2011

Investment Income
Interest	$ 10,364	$ 147,814
Income from Fidelity Central Funds	314	-
Total income	10,678	147,814

Expenses
Management fee	$ 1,399	$ 17,609
Transfer agent fees	502	6,349
Distribution and service plan fees	227	3,032
Fund wide operations fee	154	1,905
Independent trustees' compensation	-	21
Miscellaneous	-	19
Total expenses	2,282	28,935

Net investment income (loss)	8,396	118,879
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,760	130,436
Futures contracts	1,411	619
Swap agreements	34	(6,318)

Total net realized gain (loss)	35,205	124,737
Change in net unrealized appreciation (depreciation) on: Investment securities	64,613	(89,643)
Futures contracts	(868)	881
Swap agreements	(2,237)	3,215
Delayed delivery commitments	2,573	3,445
Total change in net unrealized appreciation (depreciation)	64,081	(82,102)
Net gain (loss)	99,286	42,635
Net increase (decrease) in net assets resulting from operations	$ 107,682	$ 161,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	One month ended August 31, 2011	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,396	$ 118,879	$ 145,918
Net realized gain (loss)	35,205	124,737	139,116
Change in net unrealized appreciation (depreciation)	64,081	(82,102)	85,404
Net increase (decrease) in net assets resulting from operations	107,682	161,514	370,438
Distributions to shareholders from net investment income	(8,141)	(114,897)	(140,387)
Distributions to shareholders from net realized gain	-	(140,821)	(196,760)
Total distributions	(8,141)	(255,718)	(337,147)
Share transactions - net increase (decrease)	41,240	(695,616)	203,871
Total increase (decrease) in net assets	140,781	(789,820)	237,162

Net Assets
Beginning of period	5,225,354	6,015,174	5,778,012
End of period (including undistributed net investment income of $1,258, undistributed net investment income of $917 and undistributed net investment income of $2,694, respectively)	$ 5,366,135	$ 5,225,354	$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.015	.199	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.199	.108	.424	.466	.387	.033
Total from investment operations	.214	.307	.666	.822	.789	.344
Distributions from net investment income	(.014)	(.191)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.014)	(.447)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	2.00%	2.94%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net Assets F,I
Expenses before reductions	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of all reductions	.76% A	.77%	.77%	.77%	.80%	.77% A
Net investment income (loss)	1.61% A	1.88%	2.28%	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 345	$ 329	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate G	466%A,K	430%	355%	380% J	269%	164% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.015	.201	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.209	.098	.425	.466	.387	.036
Total from investment operations	.224	.299	.668	.823	.791	.342
Distributions from net investment income	(.014)	(.193)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.014)	(.449)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	2.10%	2.86%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net Assets F,I
Expenses before reductions	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of all reductions	.75% A	.76%	.76%	.76%	.78%	.79% A
Net investment income (loss)	1.62% A	1.89%	2.29%	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 286	$ 272	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate G	466% A,K	430%	355%	380% J	269%	164% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.008	.122	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.210	.098	.425	.467	.387	.037
Total from investment operations	.218	.220	.589	.745	.716	.288
Distributions from net investment income	(.008)	(.114)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.008)	(.370)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	2.04%	2.10%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.49% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income (loss)	.90% A	1.15%	1.55%	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 25	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate G	466% A,K	430%	355%	380% J	269%	164% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.008	.121	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.210	.098	.425	.468	.387	.033
Total from investment operations	.218	.219	.588	.743	.713	.282
Distributions from net investment income	(.008)	(.113)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.008)	(.369)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	2.04%	2.09%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.50%A	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.50%A	1.51%	1.51%	1.52%	1.53%	1.55%A
Expenses net of all reductions	1.50%A	1.51%	1.51%	1.51%	1.53%	1.55%A
Net investment income (loss)	.88%A	1.14%	1.54%	2.58%	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 95	$ 89	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rateG	466%A,K	430%	355%	380%J	269%	164%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Income from Investment Operations
Net investment income (loss)D	.018	.233	.275	.390	.438	.443
Net realized and unrealized gain (loss)	.199	.108	.415	.476	.378	.068
Total from investment operations	.217	.341	.690	.866	.816	.511
Distributions from net investment income	(.017)	(.225)	(.265)	(.386)	(.436)	(.456)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	(.005)
Total distributions	(.017)	(.481)	(.630)	(.486)	(.436)	(.461)
Net asset value, end of period	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Total ReturnB,C	2.03%	3.27%	6.69%	8.49%	8.25%	5.22%
Ratios to Average Net AssetsE,G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.91%A	2.20%	2.60%	3.65%	4.23%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154	$ 6,118
Portfolio turnover rateF	466%A,I	430%	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss)D	.017	.225	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.210	.099	.425	.466	.388	.034
Total from investment operations	.227	.324	.692	.851	.820	.363
Distributions from net investment income	(.017)	(.218)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.017)	(.474)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C	2.12%	3.10%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net AssetsE,H
Expenses before reductions	.52%A	.52%	.53%	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.51%	.51%	.53%A
Expenses net of all reductions	.52%A	.52%	.53%	.51%	.51%	.53%A
Net investment income (loss)	1.84%A	2.13%	2.52%	3.59%	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 344	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rateF	466%A,J	430%	355%	380%I	269%	164%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In May 2011, the Board of Trustees approved a change in the fiscal year-end of the Fund from July 31 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the one month period ended August 31, 2011 and the one year periods ended July 31, 2011 and July 31, 2010, if applicable.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade mortgage- related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

Exchange In-Kind. During the period, the Fund exchanged securities, including accrued interest, valued at $1,278,207 (which included $57,220 of unrealized appreciation) for 11,830 shares of Fidelity Mortgage Backed Securities Central Fund, an affiliated entity. The exchange was generally tax free for the Fund.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 215,206
Gross unrealized depreciation	(4,208)
Net unrealized appreciation (depreciation) on securities and other investments	$ 210,998

Tax Cost	$ 6,081,190

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 30,764
Undistributed long-term capital gain	$ 66,550
Net unrealized appreciation (depreciation)	$ 208,538

The tax character of distributions paid was as follows:

	One month ended August 31, 2011	July 31, 2011	July 31, 2010
Ordinary Income	$ 8,141	$ 199,845	$ 175,643
Long-term Capital Gains	-	55,873	161,504
Total	$ 8,141	$ 255,718	$ 337,147

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the periods ended August 31, 2011 and July 31, 2011, respectively.

	One month ended August 31, 2011		July 31, 2011
Risk Exposure / Derivative Type	Net Realized Gain (Loss) (a)	Change in Net Unrealized Appreciation (Depreciation) (a)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 1,411	$ (868)	$ 619	$ 881
Swap Agreements	34	(2,237)	(6,318)	3,215
Totals (a)	$ 1,445	$ (3,105)	$ (5,699)	$ 4,096

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Annual Report

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $55,493 and $4,065, respectively, for the one month ended August 31, 2011.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2011 and July 31, 2011, the management fee was equivalent to an annualized rate of .31% and an annual rate of .32%, respectively, of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2011 and July 31, 2011, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

			One month ended August 31, 2011		July 31, 2011
	Distribution Fee	Service Fee	Total Fees	Retained by FDC	Total Fees	Retained by FDC
Class A	-%	.25%	$ 71	$ -	$ 962	$ 24
Class T	-%	.25%	59	-	758	2
Class B	.65%	.25%	19	14	278	201
Class C	.75%	.25%	78	8	1,034	184
			$ 227	$ 22	$ 3,032	$ 411

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the one month period ended August 31, 2011, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class B*	6
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the periods ended August 31, 2011 and July 31, 2011, the transfer agent fees for each class were as follows:

	One month ended August 31, 2011		July 31, 2011
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 47.16		$ 662.17
Class T	35.15		470.15
Class B	5.24		76.25
Class C	12.15		165.16
Government Income	354.10		4,453.10
Institutional Class	49.17		523.17
	$ 502		$ 6,349

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the periods ended August 31, 2011 and July 31, 2011, the FWOE fee was equivalent to an annualized rate of .04% and an annual rate of .03%, respectively, of the Fund's average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which for the periods ended August 31, 2011 and July 31, 2011, amounted to $- and $19, respectively, and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the periods ended August 31, 2011 and July 31, 2011, amounted to $9 and $164, respectively.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	One month ended August 31,	Years ended July 31,
	2011	2011	2010
From net investment income
Class A	$ 449	$ 6,937	$ 9,342
Class T	375	5,513	6,865
Class B	18	332	606
Class C	65	1,100	1,669
Government Income	6,712	94,692	116,185
Institutional Class	522	6,323	5,720
Total	$ 8,141	$ 114,897	$ 140,387
From net realized gain
Class A	$ -	$ 10,104	$ 14,726
Class T	-	7,830	10,744
Class B	-	853	1,543
Class C	-	2,724	4,162
Government Income	-	112,442	158,363
Institutional Class	-	6,868	7,222
Total	$ -	$ 140,821	$ 196,760

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	One month ended August 31,	Years ended July 31,
	2011	2011	2010
Class A
Shares sold	2,036	10,505	17,922
Reinvestment of distributions	38	1,423	1,943
Shares redeemed	(1,114)	(20,985)	(20,615)
Net increase (decrease)	960	(9,057)	(750)
Class T
Shares sold	1,638	9,053	13,716
Reinvestment of distributions	34	1,221	1,616
Shares redeemed	(844)	(15,795)	(14,473)
Net increase (decrease)	828	(5,521)	859
Class B
Shares sold	131	275	1,036
Reinvestment of distributions	1	93	165
Shares redeemed	(63)	(1,536)	(2,202)
Net increase (decrease)	69	(1,168)	(1,001)
Class C
Shares sold	627	2,426	3,916
Reinvestment of distributions	4	261	390
Shares redeemed	(235)	(5,248)	(5,610)
Net increase (decrease)	396	(2,561)	(1,304)
Government Income
Shares sold	15,991	105,621	155,285
Reinvestment of distributions	590	18,687	24,826
Shares redeemed	(14,407)	(178,425)	(166,873)
Net increase (decrease)	2,174	(54,117)	13,238
Institutional Class
Shares sold	1,083	12,979	13,487
Reinvestment of distributions	45	1,192	1,193
Shares redeemed	(1,758)	(8,205)	(7,047)
Net increase (decrease)	(630)	5,966	7,633

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Dollars
	One month ended August 31,	Years ended July 31,
	2011	2011	2010
Class A
Shares sold	$ 22,105	$ 111,665	$ 190,342
Reinvestment of distributions	412	15,111	20,562
Shares redeemed	(12,108)	(221,593)	(218,378)
Net increase (decrease)	$ 10,409	$ (94,817)	$ (7,474)
Class T
Shares sold	$ 17,802	$ 96,270	$ 145,586
Reinvestment of distributions	366	12,970	17,109
Shares redeemed	(9,169)	(166,943)	(153,287)
Net increase (decrease)	$ 8,999	$ (57,703)	$ 9,408
Class B
Shares sold	$ 1,417	$ 2,957	$ 11,019
Reinvestment of distributions	14	985	1,747
Shares redeemed	(683)	(16,266)	(23,321)
Net increase (decrease)	$ 748	$ (12,324)	$ (10,555)
Class C
Shares sold	$ 6,815	$ 25,890	$ 41,596
Reinvestment of distributions	46	2,774	4,131
Shares redeemed	(2,561)	(55,376)	(59,334)
Net increase (decrease)	$ 4,300	$ (26,712)	$ (13,607)
Government Income
Shares sold	$ 173,420	$ 1,120,288	$ 1,646,227
Reinvestment of distributions	6,422	198,243	262,396
Shares redeemed	(156,265)	(1,885,694)	(1,763,484)
Net increase (decrease)	$ 23,577	$ (567,163)	$ 145,139
Institutional Class
Shares sold	$ 11,762	$ 137,402	$ 143,092
Reinvestment of distributions	491	12,645	12,621
Shares redeemed	(19,046)	(86,944)	(74,753)
Net increase (decrease)	$ (6,793)	$ 63,103	$ 80,960

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Government Income Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	09/12/11	09/09/11	$0.136

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $7,858,858, or, if subsequently determined to be different, the net capital gain of such year.

A total of 39.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,140,725 of distributions paid during the period August 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVTI-ANN-1011
1.834232.105

Fidelity® Intermediate
Government Income Fund

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past one month.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Note to shareholders

Fidelity® Intermediate Government Income Fund has been approved to begin investing in Fidelity Mortgage Backed Securities Central Fund, effective August 1, 2011. Central funds are Fidelity mutual funds used by this and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular market segment - in this case, agency mortgage-backed securities (MBS). Investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how the investment portfolio is managed. The fund's overall allocation to agency MBS is not expected to change as a result of its investment in the central fund. The new approach provides access to all of the investment ideas utilized in the MBS central fund, while allowing for operational efficiencies.

In connection with this change in investment structure, Intermediate Government Income Fund's fiscal year end shifted from July 31 to August 31 to align it with that of the central fund.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	3.40%	5.96%	4.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Intermediate Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Intermediate Government Income Fund: For the 12 months ending August 31, 2011, the fund returned 3.40%, while the Barclays Capital® U.S. Intermediate Government Bond Index rose 3.74%. For the one month ending August 31, 2011 - the period since I last reported to you - the fund gained 1.49%, while the Barclays Capital index rose 1.61%. Given that the fund's return was roughly in line with the index for the 12-month period, sector and security selection had only a minor impact on relative results. That said, investing outside the benchmark in government-backed MBS helped bolster performance. MBS generally fared well versus comparable-duration Treasuries, boosted by their comparatively high yields and solid price appreciation. In terms of issue selection, emphasizing prepayment-resistant securities helped during the first half of the period amid concern about a massive refinancing wave. We also benefited from owning collateralized mortgage obligation (CMO) floaters. To help manage the interest rate sensitivity of our CMO holdings, we purchased U.S. Treasury futures. Detracting from performance was out-of-benchmark exposure to reverse mortgage securities, which lagged due to concern about a potential lack of investor interest in the sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from July 31 to August 31, effective August 31, 2011. Expenses are based on the past six months of activity for the period ended August 31, 2011.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.45%	$ 1,000.00	$ 1,048.40	$ 2.32
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.94	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.
Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 1 month ago
Zero coupon bonds	0.7	0.6
0.01 - 0.99%	34.3	30.0
1 - 1.99%	18.5	13.1
2 - 2.99%	10.5	13.4
3 - 3.99%	16.0	16.7
4 - 4.99%	10.8	6.4
5 - 5.99%	5.5	5.1
6% and over	2.5	2.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
1 month ago
Years	5.2	4.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
1 month ago
Years	3.6	3.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of July 31, 2011**
	Mortgage Securities 9.1%		Mortgage Securities 5.6%
	CMOs and Other Mortgage Related Securities 13.0%		CMOs and Other Mortgage Related Securities 11.1%
	U.S. Treasury Obligations 64.4%		U.S. Treasury Obligations 63.8%
	U.S. Government Agency Obligations† 15.2%		U.S. Government Agency Obligations† 17.1%
	Foreign Government & Government Agency Obligations 1.3%		Foreign Government & Government Agency Obligations 1.4%
	Short-Term Investments and Net Other Assets†† (3.0)%		Short-Term Investments and Net Other Assets 1.0%
* Futures and Swaps	5.6%	** Futures and Swaps	6.5%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 79.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 5.7%
Fannie Mae:
0.375% 12/28/12	$ 8,610	$ 8,624
0.5% 8/9/13	9,393	9,416
1.125% 6/27/14	2,050	2,087
Federal Home Loan Bank:
0.5% 8/28/13	5,410	5,424
0.875% 8/22/12	2,100	2,112
0.875% 12/27/13	465	470
Freddie Mac:
0.375% 11/30/12	2,964	2,967
1% 7/30/14	7,241	7,342
1% 8/27/14	3,738	3,789
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,727
5.66% 9/15/11 (a)	9,000	9,018
5.685% 5/15/12	3,915	4,065
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	434	474
Tennessee Valley Authority 3.875% 2/15/21	7,910	8,717
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		68,232
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Notes 0.625% 7/15/21	14,222	14,872
U.S. Treasury Obligations - 63.2%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,963
U.S. Treasury Notes:
0.375% 6/30/13	94,264	94,573
0.5% 5/31/13	14,409	14,486
0.5% 8/15/14	31,309	31,471
0.625% 7/15/14	128,729	129,868
0.75% 6/15/14	21,284	21,552
1% 8/31/16	17,628	17,657
1.25% 8/31/15	1,000	1,025
1.5% 7/31/16	41,716	42,847
1.5% 8/31/18	76,308	75,950
1.75% 7/31/15	2,000	2,089
1.875% 6/30/15	35,554	37,298
2.125% 5/31/15	1,574	1,666
2.125% 8/15/21	17,200	17,031
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 8/31/14	$ 9,290	$ 9,852
2.375% 9/30/14	4,572	4,853
2.375% 10/31/14	16,136	17,143
2.375% 7/31/17	12,000	12,750
2.5% 3/31/15	7,000	7,499
2.5% 6/30/17	1,800	1,927
3% 9/30/16	6,641	7,300
3% 2/28/17	26,424	29,058
3.125% 10/31/16	33,540	37,088
3.125% 1/31/17	27,081	29,958
3.125% 5/15/19	26,941	29,719
3.375% 6/30/13	1,138	1,204
3.625% 8/15/19	9,790	11,145
3.625% 2/15/20	11,372	12,913
4.25% 11/15/17	6,260	7,360
4.5% 5/15/17 (e)	1,369	1,621
4.625% 2/15/17	14,625	17,349
4.75% 8/15/17	12,139	14,588
TOTAL U.S. TREASURY OBLIGATIONS		761,803
Other Government Related - 9.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	1,493	1,511
3.125% 6/15/12 (FDIC Guaranteed) (b)	305	312
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	20,600	20,967
1.875% 11/15/12 (FDIC Guaranteed) (b)	3,800	3,871
2% 3/30/12 (FDIC Guaranteed) (b)	10,000	10,094
2.125% 7/12/12 (FDIC Guaranteed) (b)	2,384	2,420
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (b)	13,000	13,245
2.625% 12/28/12 (FDIC Guaranteed) (b)	4,364	4,497
3% 12/9/11 (FDIC Guaranteed) (b)	1,030	1,037
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	15,000	15,252
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	306	313
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	2,260	2,294
3.125% 12/1/11 (FDIC Guaranteed) (b)	170	171
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5556% 12/7/20 (NCUA Guaranteed) (f)	$ 2,768	$ 2,770
Series 2011-R1 Class 1A, 0.6508% 1/8/20 (NCUA Guaranteed) (f)	4,090	4,088
Series 2011-R4 Class 1A, 0.5808% 3/6/20 (NCUA Guaranteed) (f)	2,621	2,619
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,718
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,212
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,631
TOTAL OTHER GOVERNMENT RELATED		115,022
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $927,850)		959,929
U.S. Government Agency - Mortgage Securities - 9.1%

Fannie Mae - 6.2%
1.918% 2/1/33 (f)	34	35
1.946% 7/1/35 (f)	16	17
1.987% 3/1/35 (f)	33	34
2.032% 12/1/34 (f)	33	34
2.051% 10/1/33 (f)	17	18
2.175% 3/1/35 (f)	7	7
2.297% 11/1/33 (f)	87	90
2.301% 7/1/34 (f)	20	21
2.303% 6/1/36 (f)	22	22
2.412% 10/1/35 (f)	47	48
2.412% 7/1/36 (f)	139	145
2.457% 3/1/35 (f)	21	23
2.504% 11/1/36 (f)	209	219
2.509% 2/1/36 (f)	66	69
2.518% 1/1/35 (f)	162	168
2.527% 6/1/47 (f)	89	94
2.528% 7/1/35 (f)	44	46
2.536% 3/1/33 (f)	89	93
2.55% 10/1/33 (f)	31	33
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.569% 2/1/37 (f)	$ 363	$ 381
2.603% 5/1/36 (f)	45	47
2.635% 4/1/36 (f)	294	309
2.841% 9/1/36 (f)	75	78
3.045% 8/1/35 (f)	453	481
3.343% 1/1/40 (f)	10,017	10,531
3.467% 3/1/40 (f)	2,529	2,657
3.692% 5/1/40 (f)	1,401	1,474
3.788% 6/1/40 (f)	1,432	1,506
4% 9/1/13	94	99
4% 9/1/41 (c)(d)	24,000	24,873
4% 9/1/41 (c)(d)	23,000	23,837
5% 2/1/16 to 4/1/22	173	187
5.5% 10/1/20 to 4/1/21	4,280	4,657
5.963% 3/1/37 (f)	45	48
6% 6/1/16 to 3/1/34	1,578	1,760
6.5% 6/1/16 to 5/1/27	812	897
7% 3/1/12 to 9/1/14	38	40
10.25% 10/1/18	3	3
11% 9/1/15 to 1/1/16	10	11
11.25% 5/1/14 to 1/1/16	18	21
11.5% 1/1/13 to 6/15/19	28	31
12.25% 8/1/13	1	1
12.5% 1/1/13 to 7/1/16	52	58
13% 10/1/14	17	19
13.5% 11/1/14	1	1
		75,223
Freddie Mac - 1.6%
1.91% 3/1/35 (f)	104	106
2.046% 5/1/37 (f)	61	64
2.075% 3/1/37 (f)	22	23
2.153% 7/1/35 (f)	840	870
2.285% 6/1/33 (f)	197	207
2.435% 6/1/37 (f)	173	182
2.454% 7/1/35 (f)	209	219
2.468% 10/1/35 (f)	203	211
2.474% 12/1/33 (f)	424	445
2.479% 11/1/35 (f)	177	183
2.48% 4/1/34 (f)	769	810
2.5% 5/1/37 (f)	48	50
2.508% 12/1/36 (f)	670	701
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.51% 5/1/37 (f)	$ 627	$ 663
2.51% 5/1/37 (f)	353	371
2.557% 4/1/37 (f)	72	75
2.654% 2/1/36 (f)	15	16
2.709% 10/1/36 (f)	248	260
2.77% 1/1/35 (f)	532	558
2.795% 7/1/36 (f)	81	85
2.798% 7/1/35 (f)	188	200
2.942% 3/1/33 (f)	6	7
3.261% 10/1/35 (f)	33	36
4.822% 2/1/37 (f)	43	44
5.5% 11/1/18 to 11/1/21	11,164	12,132
5.847% 6/1/37 (f)	23	24
6.4% 8/1/37 (f)	103	109
6.5% 12/1/21	336	371
7.22% 4/1/37 (f)	4	4
9% 7/1/16	11	12
9.5% 7/1/16 to 8/1/21	114	130
10% 4/1/15 to 3/1/21	213	243
10.5% 1/1/21	2	2
11% 9/1/20	7	9
11.25% 6/1/14	24	26
11.5% 10/1/15 to 11/1/15	16	18
12% 2/1/13 to 11/1/19	12	13
12.25% 11/1/13 to 8/1/15	14	16
12.5% 10/1/12 to 6/1/19	130	145
13% 12/1/13 to 5/1/17	15	16
14% 11/1/12 to 4/1/16	2	2
		19,658
Ginnie Mae - 1.3%
4% 9/15/25	571	611
5.5% 2/20/60 (i)	12,749	14,035
8% 12/15/23	209	240
8.5% 6/15/16 to 2/15/17	3	3
10.5% 9/15/15 to 10/15/21	314	374
11% 5/20/16 to 1/20/21	27	32
13% 9/15/13 to 10/15/13	4	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
13.25% 8/15/14	$ 4	$ 5
13.5% 12/15/14	1	1
		15,305
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $108,662)		110,186
Collateralized Mortgage Obligations - 13.0%

U.S. Government Agency - 13.0%
Fannie Mae:
floater Series 1994-42 Class FK, 2.47% 4/25/24 (f)	1,661	1,715
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	37	43
Series 2003-28 Class KG, 5.5% 4/25/23	725	818
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	2,930	3,308
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,987
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,771
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	5,020	960
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1984% 8/25/31 (f)	321	325
Series 2002-60 Class FV, 1.2184% 4/25/32 (f)	92	94
Series 2002-74 Class FV, 0.6684% 11/25/32 (f)	2,759	2,769
Series 2002-75 Class FA, 1.2184% 11/25/32 (f)	188	192
Series 2008-76 Class EF, 0.7184% 9/25/23 (f)	1,249	1,251
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	467	505
Series 2002-9 Class PC, 6% 3/25/17	34	37
Series 2004-80 Class LD, 4% 1/25/19	847	881
Series 2004-81 Class KD, 4.5% 7/25/18	1,535	1,597
Series 2005-52 Class PB, 6.5% 12/25/34	381	410
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	133	144
Series 2002-57 Class BD, 5.5% 9/25/17	120	131
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,358
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,973
Series 2008-27 Class KB, 4.5% 4/25/23	1,010	1,128
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	2,822	500
Federal HMLC Multi-class participation certificates guaranteed floater Series 3835, 0.5572% 5/15/38 (f)	7,168	7,158
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Federal National Mtg Association Gtd PT:
floater Series 2011-63 Class FL, 0.6184% 7/25/41 (f)	$ 8,140	$ 8,141
Series 2011-67 Class AI, 4% 7/25/26 (g)	1,182	112
FHLMC Multifamily Structured pass-thru Certificates planned amortization class:
Series 3867, 0.5572% 4/15/40 (f)	8,610	8,626
Series 3856 Class KF, 0.6572% 5/15/41 (f)	5,084	5,074
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.6072% 11/15/32 (f)	402	402
Series 2630 Class FL, 0.7072% 6/15/18 (f)	45	46
Series 3346 Class FA, 0.4372% 2/15/19 (f)	5,939	5,948
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	137	147
Series 2376 Class JE, 5.5% 11/15/16	130	140
Series 2381 Class OG, 5.5% 11/15/16	86	92
Series 2425 Class JH, 6% 3/15/17	164	178
Series 2628 Class OE, 4.5% 6/15/18	705	761
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,997
Series 2672 Class MG, 5% 9/15/23	1,630	1,874
Series 2684 Class FP, 0.7072% 1/15/33 (f)	4,430	4,453
Series 2695 Class DG, 4% 10/15/18	1,635	1,762
Series 2802 Class OB, 6% 5/15/34	1,355	1,580
Series 2810 Class PD, 6% 6/15/33	716	752
Series 2831 Class PB, 5% 7/15/19	1,975	2,152
Series 2866 Class XE, 4% 12/15/18	2,544	2,652
Series 3147 Class PF, 0.5072% 4/15/36 (f)	2,739	2,725
Series 3741 Class YU, 3.5% 11/15/22	3,140	3,368
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,258	1,410
Series 2570 Class CU, 4.5% 7/15/17	31	31
Series 2572 Class HK, 4% 2/15/17	10	10
Series 2645, Class BY, 4.5% 7/15/18	1,100	1,229
Series 2668 Class AZ, 4% 9/15/18	4,966	5,268
Series 2729 Class GB, 5% 1/15/19	651	700
Series 2930 Class KT, 4.5% 2/15/20	1,540	1,709
Series 2998 Class LY, 5.5% 7/15/25	295	344
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,319
Series 3013 Class VJ, 5% 1/15/14	814	851
Series 3277 Class B, 4% 2/15/22	1,200	1,322
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3578, Class B, 4.5% 9/15/24	$ 1,820	$ 2,014
Series 2715 Class NG, 4.5% 12/15/18	890	983
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5173% 7/20/60 (f)(i)	3,901	3,843
Series 2010-H18 Class AF, 0.4904% 9/20/60 (f)(i)	3,998	3,934
Series 2010-H19 Class FG, 0.4851% 8/20/60 (f)(i)	5,119	5,026
Series 2010-H27 Series FA, 0.5651% 12/20/60 (f)(i)	1,089	1,073
Series 2011-H03 Class FA, 0.6851% 1/20/61 (f)(i)	3,513	3,488
Series 2011-H05 Class FA, 0.6851% 12/20/60 (f)(i)	2,597	2,579
Series 2011-H07 Class FA, 0.713% 2/20/61 (f)(i)	4,096	4,076
Series 2011-H12 Class FA, 0.703% 2/20/61 (f)(i)	5,083	5,058
Series 2011-H13 Class FA, 0.6851% 4/20/61 (f)(i)	2,199	2,184
Series 2011-H14:
Class FB, 0.6851% 5/20/61 (f)(i)	2,353	2,338
Class FC, 0.6851% 5/20/61 (f)(i)	2,460	2,445
Series 2011-H17 Class FA, 0.743% 6/20/61 (f)(i)	3,025	3,010
planned amortization Series 2011-79, 6/20/40 (h)	4,317	3,576
Series 2004-79 Class FA, 0.513% 1/20/31 (f)	448	448
Series 2010-42 Class OP, 4/20/40 (h)	5,745	4,848
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $152,907)		156,153
Foreign Government and Government Agency Obligations - 1.3%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	1,064	1,321
5.5% 12/4/23	10,700	13,317
6.8% 2/15/12	1,051	1,068
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,412)		15,706
Cash Equivalents - 1.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $14,942)	$ 14,942	$ 14,942
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,218,773)		1,256,916
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(50,833)
NET ASSETS - 100%		1,206,083
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
306 CBOT 2 Year U.S. Treasury Notes Contracts	Jan. 2012	$ 67,473	$ 5

The face value of futures purchased as a percentage of net assets is 5.6%
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,018,000 or 0.7% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $75,984,000 or 6.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $234,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,942,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 3,558
HSBC Securities (USA), Inc.	5,328
ING Financial Markets LLC	61
Mizuho Securities USA, Inc.	5,995
$ 14,942
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 959,929	$ -	$ 959,929	$ -
U.S. Government Agency - Mortgage Securities	110,186	-	110,186	-
Collateralized Mortgage Obligations	156,153	-	156,153	-
Foreign Government and Government Agency Obligations	15,706	-	15,706	-
Cash Equivalents	14,942	-	14,942	-
Total Investments in Securities:	$ 1,256,916	$ -	$ 1,256,916	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 5	$ 5	$ -	$ -
Other Financial Instruments:
Forward Commitments	$ 48	$ -	$ 48	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,872
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,872)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 5	$ -
Total Value of Derivatives	$ 5	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $14,942) - See accompanying schedule: Unaffiliated issuers (cost $1,218,773)		$ 1,256,916
Commitment to sell securities on a delayed delivery basis	$ (47,674)
Receivable for securities sold on a delayed delivery basis	47,722	48
Receivable for investments sold, regular delivery		40,794
Receivable for fund shares sold		766
Interest receivable		3,780
Total assets		1,302,304

Liabilities
Payable to custodian bank	$ 11
Payable for investments purchased Regular delivery	43,454
Delayed delivery	48,974
Payable for fund shares redeemed	3,183
Distributions payable	146
Accrued management fee	316
Other affiliated payables	137
Total liabilities		96,221

Net Assets		$ 1,206,083
Net Assets consist of:
Paid in capital		$ 1,150,546
Undistributed net investment income		429
Accumulated undistributed net realized gain (loss) on investments		16,912
Net unrealized appreciation (depreciation) on investments		38,196
Net Assets, for 108,496 shares outstanding		$ 1,206,083
Net Asset Value, offering price and redemption price per share ($1,206,083 ÷ 108,496 shares)		$ 11.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	One month ended August 31, 2011	Year ended July 31, 2011

Investment Income
Interest	$ 1,848	$ 26,236

Expenses
Management fee	$ 317	$ 4,093
Transfer agent fees	100	1,297
Fund wide operations fee	35	444
Independent trustees' compensation	-	5
Miscellaneous	-	5
Total expenses	452	5,844

Net investment income (loss)	1,396	20,392
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,334	29,180
Futures contracts	489	226
Total net realized gain (loss)	6,823	29,406
Change in net unrealized appreciation (depreciation) on: Investment securities	8,893	(14,155)
Futures contracts	(278)	283
Delayed delivery commitments	48	(1)
Total change in net unrealized appreciation (depreciation)	8,663	(13,873)
Net gain (loss)	15,486	15,533
Net increase (decrease) in net assets resulting from operations	$ 16,882	$ 35,925

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	One month ended August 31, 2011	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,396	$ 20,392	$ 29,126
Net realized gain (loss)	6,823	29,406	26,348
Change in net unrealized appreciation (depreciation)	8,663	(13,873)	29,967
Net increase (decrease) in net assets resulting from operations	16,882	35,925	85,441
Distributions to shareholders from net investment income	(1,500)	(20,486)	(28,870)
Distributions to shareholders from net realized gain	-	(35,778)	(17,774)
Total distributions	(1,500)	(56,264)	(46,644)
Share transactions Proceeds from sales of shares	26,596	190,884	356,483
Reinvestment of distributions	1,354	51,734	43,213
Cost of shares redeemed	(28,700)	(448,298)	(583,721)
Net increase (decrease) in net assets resulting from share transactions	(750)	(205,680)	(184,025)
Total increase (decrease) in net assets	14,632	(226,019)	(145,228)

Net Assets
Beginning of period	1,191,451	1,417,470	1,562,698
End of period (including undistributed net investment income of $429, undistributed net investment income of $534 and undistributed net investment income of $676, respectively)	$ 1,206,083	$ 1,191,451	$ 1,417,470
Other Information Shares
Sold	2,397	17,484	32,895
Issued in reinvestment of distributions	122	4,756	3,989
Redeemed	(2,589)	(41,337)	(53,973)
Net increase (decrease)	(70)	(19,097)	(17,089)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	One month ended August 31,	Years ended July 31,
	2011	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 11.10	$ 10.80	$ 10.36	$ 9.97	$ 9.92
Income from Investment Operations
Net investment income (loss) D	.013	.171	.214	.278	.398	.435
Net realized and unrealized gain (loss)	.151	.155	.423	.439	.413	.067
Total from investment operations	.164	.326	.637	.717	.811	.502
Distributions from net investment income	(.014)	(.172)	(.212)	(.277)	(.421)	(.452)
Distributions from net realized gain	-	(.284)	(.125)	-	-	-
Total distributions	(.014)	(.456)	(.337)	(.277)	(.421)	(.452)
Net asset value, end of period	$ 11.12	$ 10.97	$ 11.10	$ 10.80	$ 10.36	$ 9.97
Total ReturnB, C	1.49%	3.04%	6.02%	6.98%	8.24%	5.14%
Ratios to Average Net AssetsE
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.37% A	1.57%	1.98%	2.59%	3.86%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,206	$ 1,191	$ 1,417	$ 1,563	$ 974	$ 700
Portfolio turnover rate	258%A	339%	227%	305%	318%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

In May 2011, the Board of Trustees approved a change in the fiscal year-end of the Fund from July 31 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the one month period ended August 31, 2011 and the one year periods ended July 31, 2011 and July 31, 2010, if applicable.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and loss deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 38,911
Gross unrealized depreciation	(717)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,194

Tax Cost	$ 1,218,722

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 9,321
Undistributed long-term capital gain	$ 7,976
Net unrealized appreciation (depreciation)	$ 38,243

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	One month ended August 31, 2011	July 31, 2011	July 31, 2010
Ordinary Income	$ 1,500	$ 38,134	$ 32,397
Long-term Capital Gains	-	18,130	14,247
Total	$ 1,500	$ 56,264	$ 46,644

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the periods ended August 31, 2011 and July 31, 2011, respectively, the Fund recognized net realized gain (loss) of $489 and $226 and a change in net unrealized appreciation (depreciation) of $(278) and $283 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $- and $1,016, respectively, for the one month ended August 31, 2011.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2011 and July 31, 2011, the management fee was equivalent to an annualized rate of .31% and an annual rate of .32%, respectively, of average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the periods ended August 31, 2011 and July 31, 2011, the FWOE fee was equivalent to an annualized rate of .04% and an annual rate of .03%, respectively, of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which for the periods ended August 31, 2011 and July 31, 2011, amounted to $- and $4, respectively, and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the periods ended August 31, 2011 and July 31, 2011, amounted to $3 and $56 respectively.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. During the period ended August 31, 2011, there was no bank borrowing activity. During the period ended July 31, 2011, the average daily loan balance for which loans were outstanding amounted to $8,816. The weighted average interest rate was .68%. The interest expense amounted to three hundred and thirty three dollars under the bank borrowing program.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Intermediate Government Income Fund voted to pay on September 12, 2011, to shareholders of record at the opening of business on September 9, 2011, a distribution of $0.101 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2011, $544,558, or, if subsequently determined to be different, the net capital gain of such year.

A total of 69.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,369,673 of distributions paid during the period August 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SLM-ANN-1011
1.844593.106

Item 2. Code of Ethics

As of the end of the period, August 31, 2011, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") for the one month period ended August 31, 2011 and for the fiscal years ended July 31, 2011 and July 31, 2010 for services rendered to Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the "Funds"):

Services Billed by PwC

August 31, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$43,000	$-	$2,800	$300
Fidelity Intermediate Government Income Fund	$42,000	$-	$2,800	$200

July 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$77,000	$-	$3,300	$4,500
Fidelity Intermediate Government Income Fund	$70,000	$-	$3,300	$2,400

July 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$78,000	$-	$3,200	$4,100
Fidelity Intermediate Government Income Fund	$70,000	$-	$3,200	$2,100

A Amounts may reflect rounding.

B For the one month period ended August 31, 2011.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2011A,B	July 31, 2011A	July 31, 2010A
Audit-Related Fees	$-	$1,860,000	$2,180,000
Tax Fees	$-	$-	$-
All Other Fees	$-	$365,000	$145,000

A Amounts may reflect rounding.

B For the one month period ended August 31, 2011.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for the one month period ended August 31, 2011 and for the fiscal years ended July 31, 2011 and July 31, 2010 are as follows:

Billed By	August 31, 2011 A,B	July 31, 2011 A	July 31, 2010 A
PwC	$6,100	$4,105,000	$4,500,000

A Amounts may reflect rounding.

B For the one month period ended August 31, 2011.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the periods ended August 31, 2011, July 31, 2011 and July 31, 2010, relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2011